Registration No. 33-31755

811-05880

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 29

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT No. 30

THE GUARDIAN SEPARATE ACCOUNT D

(Exact Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square,

New York, New York 10004

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (212) 598-8359

RICHARD T. POTTER, JR., ESQ.

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on March 20, 2017.

May 1, 2017	Securities Act of 1933 File No. 33-31755

THE GUARDIAN INVESTOR® INDIVIDUAL VARIABLE ANNUITY CONTRACT PROSPECTUS

THIS PROSPECTUS describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contracts are issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account D (the Separate Account). The contracts are annuity contracts and are long-term investment vehicles designed for retirement purposes. It will also pay a death benefit if the owner or Annuitant dies before Annuity Payments begin.

The Single Premium Payment Contract requires a minimum investment of $5,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500 ($1,000 in New York State). Your premiums may be invested in up to 20 Variable Investment Options or 19 Variable Investment Options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The Variable Investment Options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds are available from your registered representative or by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 or by visiting our website at www.GuardianLife.com. Please read the prospectus before investing.

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
–	Invesco V.I. American Franchise Fund
–	Invesco V.I. Core Equity Fund
–	Invesco V.I. Managed Volatility Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Growth and Income Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Global Thematic Growth Portfolio
–	AB VPS Growth and Income Portfolio
–	AB VPS Large Cap Growth Portfolio
–	AB VPS Value Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Product Funds (Service Class)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Templeton Growth VIP Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Janus Aspen Series (Institutional Shares)
–	Janus Aspen Forty Portfolio
–	Janus Aspen Research Portfolio, formerly Janus Aspen Janus Portfolio
–	Janus Aspen Enterprise Portfolio
–	Janus Aspen Global Research Portfolio
•	MFS® Variable Insurance Trust (Initial Class)
–	MFS® Growth Series
–	MFS® Investors Trust Series
–	MFS® New Discovery Series
–	MFS® Research Series
–	MFS® Total Return Series
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Victory Variable Insurance Funds
–	Victory SOPHUS Emerging Markets VIP Series
–	Victory High Yield VIP Series
–	Victory RS International VIP Series
–	Victory INCORE Investment Quality Bond VIP Series
–	Victory RS Large Cap Alpha VIP Series
–	Victory INCORE Low Duration Bond VIP Series
–	Victory S&P 500 Index VIP Series
–	Victory RS Small Cap Growth Equity VIP Series

A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253. Its contents are noted on page 59 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2017, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representations to the contrary is a criminal offense.

The contracts are not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such an offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT AND HOW DOES IT WORK?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you or someone else you have named will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the Annuity Payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

THE ACCUMULATION PERIOD

During the Accumulation Period, these contracts allow you to allocate your Net Premium payments and Accumulation Value to as many as twenty Variable Investment Options, or nineteen Variable Investment Options and a fixed-rate option.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the Accumulation Period, or the total amount of Annuity Payments made under the contracts, will equal or exceed the Net Premium payments allocated to the Variable Investment Options. When you allocate your Net Premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 38 investment divisions, corresponding to 38 Variable Investment Options, each of which invests in a mutual Fund. Your Net Premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the Accumulation Value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under these contracts must begin no later than the Annuitant’s 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a 10-year guaranteed period

•	Joint and survivor annuity

•	Annuity payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. They’re described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the Accumulation Period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers.

Death benefits

If you, or another person named as the Annuitant, should die before Annuity Payments begin, then we pay a death benefit to the Beneficiary. The contracts also give you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

SUMMARY	PROSPECTUS	1

Surrenders and partial withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. During the annuity period, under payout option V-4, F-4 or F-5, all or a portion of the present value of the remaining payments may be withdrawn. Please see The Accumulation Period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.37% to 1.35% in 2015, but may be different in the future. Actual charges will depend on the Variable Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.15% annually of the net asset value of your Variable Investment Options.

•	Administrative expenses

$35 annually will be deducted from the Accumulation Value of your contract.

The following are expenses that you may incur as a Contract Owner:

•	Contingent deferred sales charges

A charge of 1% to 6% against any amount that you withdraw that has been in your contract for less than eight years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is up to 0.30% of the net asset value of your Variable Investment Options, depending on the rider chosen.

•	Annuity taxes

A tax on premiums or Annuity Payments, applicable in some states and municipalities only, that currently range from 0.50% up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose payout options V-4, F-4 or F-5 and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax-deferral for purchasing the contract to Fund a tax-qualified arrangement. Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contract, see Distribution of the contract.

Please see Appendix A: Summary financial information about the Separate Account for more information about Separate Account D and Accumulation Unit values.

Please see Special terms used in this prospectus for definitions of key terms.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	6% of total premiums paid declining annually[1]
Transfer Fee:	Maximum: $25 Current: $0

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract Accumulation Value, depending on state requirements.

1 For Single Premium Payment Contracts, the following contingent deferred sales charges will be assessed upon amounts withdrawn during the first seven contract years:

Number of contract years completed from date of the premium payment	Contingent deferred sales charge percentage
0	6%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the Accumulation Value on the date of the first withdrawal in the current contract year, or (ii) 10% of the amount of the single premium payment. Per contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. The amount used to calculate this charge will not exceed the single premium payment and the charge will not exceed 6% of the amount being withdrawn, as outlined in the table above.

For Flexible Premium Payment Contracts, the contingent deferred sales charges will be the lesser of:

•	6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or
•	6% of the total amount being withdrawn.

After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the Accumulation Value on the date of the first withdrawal in the current contract year, or (ii) 10% of the total premiums paid under the contract in the 84 months immediately preceding the date of your withdrawal. For contracts issued in Section 1035 exchanges on certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. This charge will not exceed 6% of the total premiums paid in the 84 months preceding the date of your withdrawal.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

	For Contract without enhanced death benefit	For Contract with 7 Year enhanced death benefit	For Contract with Contract Anniversary enhanced death benefit
Mortality & Expense Risk Charge	1.15%	1.15%	1.15%
Account Fees and Expenses	0%	0%	0%
Enhanced Death Benefit Charge	0%	.30%	.25%

Total Separate Account Annual Expenses	1.15%	1.45%	1.40%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.37%	1.35%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are for the fiscal year ending December 31, 2016. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher than the expense information presented.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) 1.35% maximum and (b) 0.37% minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$878	$1,570	$2,284	$3,529
$781	$1,280	$1,784	$2,517

Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$329	$1,002	$1,696	$3,529
$226	$ 694	$1,184	$2,517

Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$848	$1,387	$1,841	$3,230
$751	$1,091	$1,323	$2,186

Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$298	$909	$1,542	$3,230
$195	$599	$1,023	$2,186

A table of Accumulation Unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $16.8 billion as of December 31, 2016. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the state of New York in 1860. As of December 31, 2016, Guardian Life had total admitted assets (Statutory basis) in excess of $51.9 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

6	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the Accumulation Period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your Net Premium payments are invested.

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your Net Premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $5,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts ($1,000 in New York State). Thereafter, the minimum

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge a tax, including a possible penalty tax, on your old contract and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, we will accept purchase payments below $100. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

Pursuant to tax regulations, the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

8	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent Net Premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day in Good Order.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use your Net Premium payments to purchase accumulation units in the Variable Investment Options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds also includes the daily portion of Separate Account applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty Variable Investment Options, or nineteen Variable Investment Options and the fixed-rate option at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

Accumulation

units

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options.

ACCUMULATION PERIOD	PROSPECTUS	9

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account D, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 38 investment divisions, corresponding to the 38 Funds available to you. The performance of each division is based on the Fund in which it invests. Each investment division is divided into two subdivisions, one for tax qualified retirement plans and the other for non-tax qualified retirement plans.

The Separate Account was established by GIAC in August 1989. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the Contract Owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act

•	operating the Separate Account as a management investment company, or in another permissible form

•	combining two or more Separate Accounts or investment divisions

•	transferring assets to another Separate Account

•	modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers)

10	PROSPECTUS	ACCUMULATION PERIOD

•	adding to or suspending your ability to take allocations or transfers into any variable investment option.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of twenty of the 38 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same Funds as those publicly available Funds. As a result, the investment returns of the Funds may be higher or lower than these similar Funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

All of the Funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the Fund prospectuses for more information about possible conflicts of interest.

Each of the investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. The compensation ranges from .10% to .30% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include Funds from Invesco, AllianceBernstein, Fidelity, Franklin Templeton and Value Line. Currently, the amount of 12b-1 fees ranges from .10% to .25%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, the Funds. We may profit from these payments.

ACCUMULATION PERIOD	PROSPECTUS	11

Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50-70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Value Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap U.S. stocks, although it may invest in non-U.S. securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road Suite 101 Tucson, AZ 85756
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road Suite 101 Tucson, AZ 85756
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road Suite 101 Tucson, AZ 85756

12	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Contrafund® Portfolio (Service Class)	The fund seeks long-term capital appreciation.

Normally investing primarily in common stocks.

Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.

Investing in domestic and foreign issuers.

Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Equity- Income Portfolio (Service Class)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Normally investing at least 80% of assets in equity securities.

Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.

Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

Investing in domestic and foreign issuers.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Potentially using covered call options as tools in managing the fund’s assets.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2)(i)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Growth Opportunities Portfolio (Service Class)	The fund seeks to provide capital growth.

Normally investing primarily in common stocks.

Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks).

Investing in domestic and foreign issuers.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
(i)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Mid Cap Portfolio (Service Class)	The fund seeks long-term growth of capital.

Normally investing primarily in common stocks.

Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

Potentially investing in companies with smaller or larger market capitalizations.

Investing in domestic and foreign issuers.

Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Templeton Growth VIP (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Invesco V.I. American Franchise Fund (Series I)	Seeks capital growth.	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital, quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Growth and Income Fund (Series II)	Seek long term growth of capital and income.	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Invesco V.I. Managed Volatility Fund (Series I)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Janus Aspen Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Research Portfolio (Institutional Shares) formerly Janus Aspen Janus Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Global Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World IndexSM , the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Growth Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Research Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Primarily invests in companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Series (Initial Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities. The fund may invest in foreign securities. While the fund may invest the equity portion of the fund’s assets in companies of any size, it primarily invests in companies with large capitalizations.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory SOPHUS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization – which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036

Some of these Funds may not be available in your state.

Selection of Funds

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including the Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the Fund’s website or newspapers and financial and other magazines may provide more current

ACCUMULATION PERIOD	PROSPECTUS	19

Fixed-rate option

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of 3.5%.

When you buy a contract, please note:

•	You can choose up to 20 investment options at any one time.

•	If you select the fixed-rate option, you are limited to an additional 19 variable options.

•	There are no initial sales charges on the premium payments that you allocate to the Variable Investment Options. However, there may be premium tax charges.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office or Customer Service Contact Center. Currently, no fee is charged for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change Beneficiaries as long as the Annuitant is living.

information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your Net Premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your Net Premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next Contract Anniversary date.

20	PROSPECTUS	ACCUMULATION PERIOD

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next Contract Anniversary date.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.

TRANSFERS

You generally can transfer money among Variable Investment Options or change your future allocations to options both before and after the date Annuity Payments begin. You can also transfer to and from the fixed-rate option, but only before the date Annuity Payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the Contract Anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3% of the amount in the fixed-rate option on the applicable Contract Anniversary date or

–	$2,500.

Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit value. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC (PAS), nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

ACCUMULATION PERIOD	PROSPECTUS	21

After the date Annuity Payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the Variable Investment Options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Funds, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

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•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds

You should be aware that, upon request by a Fund or its agent, we are required to provide them with information about you and your trading activities in and out of the Fund(s). In addition, a Fund may require us to restrict or prohibit your purchases and exchanges of Fund shares if the Fund identifies you as having violated the frequent trading policies of that Fund.

ACCUMULATION PERIOD	PROSPECTUS	23

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the Accumulation Period and while the Annuitant and all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date Annuity Payments begin. See The annuity period.

Your request for surrenders and partial withdrawals must be received in Good Order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $1,000 left in your contract after a partial withdrawal, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

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Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

•	10% of your contract’s Accumulation Value, or if greater,

•	10% of the amount of your single premium payment.

For Flexible Premium Payment Contracts

•	10% of your contract’s Accumulation Value, or if greater,

•	10% of the total premiums paid during the 84 months immediately preceding the date of your withdrawal.

These withdrawal privileges can be exercised in the first contract year of the following contracts:

•	Section 1035 exchanges

•	IRA transfers

•	rollovers from annuity contracts.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in Good Order at our Customer Service Office. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the Contract Owner’s interest in the contract cannot be assigned, unless the Contract Owner is not the Annuitant or the Annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 or writing our Customer Service Office.

ACCUMULATION PERIOD	PROSPECTUS	25

on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following business day. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in Good Order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

MANAGING YOUR ANNUITY – DOLLAR COST AVERAGING

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity, such as dollar cost averaging.

There is no fee for dollar cost averaging, but we have the right to introduce one. We also have the right to modify or discontinue this program. We’ll give you written notice if we do so. Transfers under this program do not count against any free transfer permitted under the contract. You may terminate the program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate options. See Transfers for limitations on such transfers.

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of the Fidelity VIP Government Money Market Portfolio investment division. The money

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can go into one or more of the other Variable Investment Options or the fixed-rate option. The rule still applies that you can invest in a maximum of only twenty options at one time (this includes the required Fidelity VIP Government Money Market Portfolio option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until Annuity Payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in Good Order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Your total Accumulation Value at the time must be at least $10,000 for transfers over a 12 month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

ACCUMULATION PERIOD	PROSPECTUS	27

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the Annuity Commencement Date when your contract is converted to a stream of Annuity Payments. The date you choose can’t be later than the Annuitant’s 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your Annuity Payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the Annuitant

•	the annuity payout option you choose, and

•	the investment returns of the Variable Investment Options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your Accumulation Value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable Annuity Payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your Annuity Payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

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•	We may change the schedule of installment payments to avoid payments of less than $20.

The assumed investment return is a critical assumption for calculating variable Annuity Payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the Variable Investment Options you have chosen as compared to the assumed investment return. For each subsequent variable payment:

•	if the actual net annual return on investment equals 4% – the amount of your variable Annuity Payments will not change.

•	if the actual net annual return on investment is greater than 4% – the amount of your variable Annuity Payments will increase.

•	if the actual net annual return on investment is less than 4% – the amount of your variable Annuity Payments will decrease.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have Annuity Payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your Annuity Payments begin. At any time, we may discontinue any of these options or make additional options available.

On the Annuity Commencement Date, you may elect to restrict certain rights any Beneficiary may have under the contract in the event that the contractowner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contractowner and/or Annuitant.

We must receive written notice in Good Order prior to the Annuity Commencement Date that you elect to apply the above restrictions. Once elected, only the contractowner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated.

ANNUITY PERIOD	PROSPECTUS	29

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable Annuity Payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the Variable Investment Options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make a payment once a month during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for Beneficiaries. It is possible that we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the Annuitant’s lifetime, but if the Annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the Beneficiary. The Beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the Annuitant’s nearest age when Annuity Payments begin. If the Annuitant dies during the payment period, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

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Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.

The following conditions apply to partial withdrawals:

•	The payee may not withdraw less than $500,

•	One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)	is the deferred sales charge that was waived;

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

ANNUITY PERIOD	PROSPECTUS	31

•

The IRS has concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make a fixed payment once a month during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for Beneficiaries. It is possible that we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the Annuitant’s lifetime, but if the Annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the Beneficiary. The Beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

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OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the Annuitant’s nearest age when Annuity Payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies before age 100, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies during the payment period, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

ANNUITY PERIOD	PROSPECTUS	33

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

The IRS has concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount

34	PROSPECTUS	ANNUITY PERIOD

obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

ANNUITY PERIOD	PROSPECTUS	35

OTHER CONTRACT FEATURES

DEATH BENEFITS

If the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greatest of:

•	the Accumulation Value of the contract at the end of the Valuation Period during which we receive proof of death minus any applicable annuity taxes;

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

•

the Accumulation Value of your contract as of the first Contract Anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and annuity taxes.

For annuitants aged 75 or older on the contract’s issue date, the death benefit will be the Accumulation Value at the end of the Valuation Period during which we receive proof of death.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

We normally pay the death benefit within seven days of receiving in Good Order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the Annuitant is not the Contract Owner and dies on or before the date that Annuity Payments begin, we will pay the death benefits to the Beneficiary. If the Beneficiary has also died, we will pay the benefits to the Contingent Beneficiary. If a Contingent Beneficiary has not been named, then we will pay the benefits to you, the Contract Owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the Annuitant and the owner of the contract, and you die before the date Annuity Payments begin, we will pay the death benefit to your Beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your Beneficiary will become the new Contract Owner.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

36	PROSPECTUS	OTHER CONTRACT FEATURES

•

You, the Contract Owner, have not chosen a payout option and the Beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the Annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the Accumulation Value of the contract as of the end of the Valuation Period during which we received proof of death in Good Order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the Accumulation Value of the contract. Such amount will be credited to the Fidelity VIP Government Money Market Portfolio investment option.

If you are a Contract Owner but not the Annuitant, and you die before the date Annuity Payments begin, then any joint Contract Owner will become the new Contract Owner. You may only name your spouse as a joint Contract Owner. If you have not named your spouse as joint Contract Owner, then your Beneficiary will become the new Contract Owner. In the event of any Contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the Special requirements outlined below.

Special requirements

If the Contract Owner dies, the following rules apply.

If the Beneficiary is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased Contract Owner’s interest:

•	is payable to, or for the benefit of, any new Contract Owner, and

•	will be distributed over the new Contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

Under the above conditions, distributions must begin within one year of your death.

If the Beneficiary (or sole surviving joint Contract Owner) is your spouse, he or she can continue the contract, assuming the role of Contract Owner.

If the owner of the contract is not an individual, then the primary Annuitant will be treated as the Contract Owner. In this situation, any change in the Annuitant will be treated as the death of the Contract Owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named Beneficiary on the date of your death; or

Primary Annuitant

Please note that the primary Annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

OTHER CONTRACT FEATURES	PROSPECTUS	37

•	your contract has two joint Owners, and

•	one but not both joint Owners dies before Annuity Payments begin;

•	the two joint Owners were married to each other on the date of the deceased Owner’s death; and

•	both joint Owners were the only named concurrent Beneficiaries on the date of the deceased Owner’s death.

If the sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If the Beneficiary elects this option, the Beneficiary may become the Owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners is not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses will not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the owner) in Good Order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the Owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit the Fidelity VIP Government Money Market Portfolio variable investment

38	PROSPECTUS	OTHER CONTRACT FEATURES

option with an amount equal to the difference between the death benefit proceeds and the Accumulation Value. If applicable, the surviving spouse will replace the deceased owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value at the end of the Valuation Period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

Enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the Beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your Variable Investment Options.

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 for information about the availability of any of the riders under your contract.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	The Accumulation Value of the contract at the end of the reset date immediately preceding the Annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).

OTHER CONTRACT FEATURES	PROSPECTUS	39

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest Accumulation Value of the contract on any Contract Anniversary before the Annuitant’s 85th birthday:

–	plus any premiums paid after that rider anniversary
–	minus any partial withdrawals after that rider anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the Annuitant’s 85th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits. We reserve the right to offer or discontinue offering either enhanced death benefit rider at any time, without prior notice.

40	PROSPECTUS	OTHER CONTRACT FEATURES

FINANCIAL INFORMATION

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed Accumulation Unit by adding together its value at the end of the preceding Valuation Period and any interest credited to the unit since the end of that period.

We determine the value of a variable Accumulation Unit by multiplying its value at the end of the preceding Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general

FINANCIAL INFORMATION	PROSPECTUS	41

Deferred sales

charge

Number of contract years completed from date of the premium payment	Contingent deferred sales charge percentage
0	6%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.15% of the net assets of your Variable Investment Options to cover our mortality and expense risks. (Approximately 0.70% covers mortality risks, while the remaining 0.45% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

We deduct a yearly fee of $35 on each anniversary date of your contract during the Accumulation Period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s Accumulation Value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the Contract Anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:

Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table to the right.

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

•	6% of the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

•	6% of the amount withdrawn or surrendered.

42	PROSPECTUS	FINANCIAL INFORMATION

•

We don’t impose deferred sales charges on contracts bought by Contract Owners of qualified contracts who are required by the terms of their qualified retirement plan document to withdraw part of the Accumulation Value of their contract and provide it to the plan administrator for calculation and funding, if applicable, of post-retirement health care benefits. That portion of their contract Accumulation Value that is withdrawn to Fund post-retirement health care benefits, as determined by the plan administrator, will not be subject to a contingent deferred sales charge.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your Variable Investment Options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive Annuity Payments. These taxes currently range from 0.50% up to 3.5% of your premium payments. We may deduct the annuity tax either from your premium payment when made, or from the Annuity Payments on the date Annuity Payments begin.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws.

Tax advice

United States Congress is currently considering tax reform and changes to the tax code may impact the function and benefits received under your contract. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

FINANCIAL INFORMATION	PROSPECTUS	43

Employer-

sponsored or independent?

If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes, and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contact’s Accumulation Value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

44	PROSPECTUS	FINANCIAL INFORMATION

Withdrawals before the Annuity Commencement Date

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the Owner’s investment in the contract. Generally, the Owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the Annuity Commencement Date

After the Annuity Commencement Date, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at that time (on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2,

•	made from an immediate annuity contract,

•	made on or after the death of an owner,

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is

FINANCIAL INFORMATION	PROSPECTUS	45

later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 or F-5 in connection with on immediate annuity contract.

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each Annuity Payment is subject to tax as ordinary income.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an Annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new

46	PROSPECTUS	FINANCIAL INFORMATION

owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts

All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A may also be used in connection with variable annuity contracts.

FINANCIAL INFORMATION	PROSPECTUS	47

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities

Pursuant to tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued

48	PROSPECTUS	FINANCIAL INFORMATION

after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exemptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 or F-5.

FINANCIAL INFORMATION	PROSPECTUS	49

Gender-neutral and gender-distinct tables

As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions, or distributions in a specified annuity form.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

50	PROSPECTUS	FINANCIAL INFORMATION

Federal Estate Gift, and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

FINANCIAL INFORMATION	PROSPECTUS	51

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions can not be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective Contract Owners. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

52	PROSPECTUS	FINANCIAL INFORMATION

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contracts’ fixed-rate option and to pay death benefits and living benefits provided under the contracts, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from our Customer Service Office free of charge.

FINANCIAL INFORMATION	PROSPECTUS	53

YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those Contract Owners who have an interest in Variable Investment Options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contractowners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date Annuity Payments begin. After that date, rights switch to the Annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website www.GuardianLife.com for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect

54	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation and as required by state law or regulation, we’ll refund to you either:

•	the total amount you paid for the contract; or

•

the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

INACTIVE CONTRACTS

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

DISTRIBUTION OF THE CONTRACT

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	55

Park Avenue Securities LLC (PAS) or of broker-dealer firms which have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

The principal underwriter of the contracts is PAS, located at 7 Hanover Square, New York, New York 10004.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts, but those expenses are considered in setting the levels of the charges that you do pay.

56	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period:

The period between the issue date of the contract and the retirement date.

Accumulation Unit:

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value:

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant:

The person on whose life the annuity payments payable under the contract are based.

Retirement Date:

The date on which annuity payments under the contract begin.

Annuity Payments:

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit:

A measure used to determine the amount of any variable annuity payment.

Business Day:

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date:

The annual anniversary measured from the issue date of the contract.

Contract Owner:

You (or your); the person(s) or entity designated as the owner in the contract.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210, Lehigh Valley,

Pennsylvania 18002.

Our telephone number is 1-888-GUARDIAN

(1-888-482-7342) or 1-800-221-3253.

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

Funds:

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order:

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on that day in order to receive that day’s unit values.

Valuation Period:

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options:

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	57

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial Statements

58	PROSPECTUS	OTHER INFORMATION

APPENDIX A

The following two charts containing Accumulation Unit information for the time periods indicated are derived from the financial statements of Separate Account D, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the year ending December 31, 2016. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account D, which are included in the Statement of Additional Information.

The Separate Account commenced operations on January 16, 1990. All Accumulation Unit values when they first became available began at an Accumulation Unit value of $10.00. If no data appears for a particular Accumulation Unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The Accumulation Unit value as indicated for the end of one year is also the Accumulation Unit value at the beginning of the next year.

There are no outstanding accumulation units for contracts including the Contract Anniversary death benefit rider. Therefore, no information is presented in the table for this contract type.

Number of accumulation units outstanding at the end of the indicated period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	2016	2,788,391	419,568
	2015	3,072,671	504,970
	2014	3,607,063	589,073
	2013	4,143,407	669,744
	2012	4,639,405	772,267
	2011	5,221,433	935,975
	2010	5,855,629	1,137,819
	2009	6,759,137	1,298,606
	2008	7,578,271	1,503,951
	2007	8,709,478	1,877,539
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	2016	388,871	14,380
	2015	447,047	21,305
	2014	541,459	16,700
	2013	530,774	16,588
	2012	529,482	19,407
	2011	632,465	21,072
	2010	735,168	22,681
	2009	792,043	25,712
	2008	921,377	36,847
	2007	1,041,726	49,032
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	2016	121,018	2,059
	2015	122,662	2,498
	2014	156,478	2,520
	2013	205,105	5,122
	2012	237,846	6,286
	2011	239,989	8,557
	2010	240,702	11,001
	2009	274,973	8,014
	2008	210,315	8,247
	2007	252,626	9,327
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	2016	210,199	7,414
	2015	238,772	8,561
	2014	316,608	11,085
	2013	378,649	20,596
	2012	387,307	17,079
	2011	400,358	20,775
	2010	494,020	21,342
	2009	459,434	19,181
	2008	337,162	12,788
	2007	150,414	5,049

APPENDIX	PROSPECTUS	59

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	2016	516,309	23,978
	2015	607,609	26,130
	2014	658,392	29,242
	2013	763,059	36,025
	2012	829,028	40,819
	2011	932,313	50,950
	2010	1,056,897	66,143
	2009	1,164,476	71,931
	2008	1,293,207	65,449
	2007	1,535,064	98,566
Victory RS International VIP Series (formerly the RS International VIP Series)	2016	1,004,762	61,091
	2015	1,117,526	71,897
	2014	1,291,809	79,459
	2013	1,464,215	91,610
	2012	1,683,958	111,606
	2011	1,886,049	129,277
	2010	2,119,358	183,322
	2009	2,429,241	206,728
	2008	2,764,102	262,626
	2007	3,202,476	320,241
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	2016	345,545	11,542
	2015	377,598	13,139
	2014	446,005	13,823
	2013	551,780	20,764
	2012	712,139	28,007
	2011	844,375	33,728
	2010	1,047,297	46,408
	2009	1,193,803	52,343
	2008	1,280,502	63,869
	2007	1,701,811	91,761
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	2016	830,811	67,549
	2015	927,547	78,703
	2014	1,184,064	97,446
	2013	1,363,330	117,806
	2012	1,722,441	144,413
	2011	1,892,094	199,634
	2010	2,142,813	256,347
	2009	2,345,967	277,405
	2008	2,510,317	282,351
	2007	2,719,708	332,046
Gabelli Capital Asset Fund	2016	505,290	29,469
	2015	577,402	35,810
	2014	693,097	39,180
	2013	813,931	66,749
	2012	851,439	85,302
	2011	950,671	105,259
	2010	1,076,371	149,359
	2009	1,187,126	171,134
	2008	1,460,047	216,179
	2007	1,858,444	323,796
Value Line Centurion Fund	2016	601,437	65,775
	2015	661,031	81,641
	2014	777,286	89,885
	2013	878,291	96,048
	2012	996,997	104,858
	2011	1,115,064	115,089
	2010	1,237,501	131,161
	2009	1,437,166	145,623
	2008	1,618,792	172,225
	2007	1,928,553	228,551

60	PROSPECTUS	APPENDIX

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Value Line Strategic Asset Management Trust	2016	1,573,224	184,934
	2015	1,762,958	231,907
	2014	2,221,007	257,456
	2013	2,558,166	314,617
	2012	2,857,063	378,783
	2011	3,207,208	457,290
	2010	3,612,561	555,681
	2009	4,182,820	805,851
	2008	4,910,726	942,728
	2007	5,862,591	1,114,153
Invesco V.I. American Franchise Fund Series I	2016	52,665	804
	2015	38,154	1,370
	2014	56,500	1,370
	2013	60,736	1,371
	2012	48,853	1,372
	2011	53,691	1,374
	2010	75,818	1,375
	2009	95,939	1,646
	2008	108,744	1,648
	2007	143,696	2,517
Invesco V.I. Managed Volatility Fund Series I	2016	103,475	5,770
	2015	118,452	6,605
	2014	166,249	5,810
	2013	159,574	8,924
	2012	210,796	11,789
	2011	254,137	22,285
	2010	234,256	21,423
	2009	265,831	27,231
	2008	383,886	31,892
	2007	472,253	50,481
Invesco V.I. Core Equity Fund Series I	2016	30,677	4,834
	2015	36,447	4,992
	2014	38,135	5,610
	2013	44,167	7,696
	2012	58,408	9,594
	2011	88,138	19,273
	2010	96,507	11,143
	2009	109,938	11,692
	2008	126,738	14,517
	2007	150,542	16,920
Invesco V.I. Government Securities Fund Series II	2016	112,999	338
	2015	115,983	341
	2014	142,820	345
	2013	144,609	1,251
	2012	188,710	1,257
	2011	195,238	3,902
Invesco V.I. Growth and Income Fund Series II	2016	95,819	2,279
	2015	78,706	3,800
	2014	108,739	3,164
	2013	134,731	3,303
	2012	146,911	3,435
	2011	156,284	3,654
	2010	178,152	4,429
	2009	207,106	12,585
	2008	255,086	15,106
	2007	317,044	27,141

APPENDIX	PROSPECTUS	61

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
AB VPS Growth and Income Portfolio Class B	2016	46,597	3,852
	2015	52,098	5,584
	2014	50,384	7,512
	2013	66,391	6,029
	2012	68,493	6,031
	2011	48,001	6,227
	2010	52,212	6,277
	2009	68,983	6,330
	2008	89,282	7,099
	2007	156,573	13,043
AB VPS Large Cap Growth Portfolio Class B	2016	77,355	2,096
	2015	101,025	3,050
	2014	78,300	3,204
	2013	63,998	1,756
	2012	69,092	2,021
	2011	66,347	2,023
	2010	68,616	2,861
	2009	68,302	3,231
	2008	63,328	3,063
	2007	85,060	3,959
AB VPS Global Thematic Growth Portfolio Class B	2016	16,878	6,487
	2015	26,175	7,360
	2014	15,407	7,387
	2013	26,733	7,360
	2012	26,725	7,430
	2011	33,764	7,459
	2010	60,885	7,600
	2009	81,347	7,328
	2008	50,576	13,199
	2007	93,629	12,926
AB VPS Value Portfolio Class B	2016	34,051	710
	2015	34,744	1,049
	2014	52,434	1,049
	2013	78,715	1,209
	2012	56,799	1,008
	2011	66,249	1,085
	2010	83,676	1,348
	2009	101,556	1,429
	2008	171,190	2,746
	2007	206,551	8,562
Davis Financial Portfolio	2016	123,443	111
	2015	62,904	507
	2014	66,606	508
	2013	67,880	1,652
	2012	70,860	1,653
	2011	77,703	1,860
	2010	95,927	1,973
	2009	108,793	6,874
	2008	126,762	14,111
	2007	170,671	15,758
Davis Real Estate Portfolio	2016	118,309	4,999
	2015	125,320	5,608
	2014	194,738	6,693
	2013	183,726	7,270
	2012	254,424	8,587
	2011	244,677	8,359
	2010	269,624	8,328
	2009	275,934	12,424
	2008	341,760	15,718
	2007	446,916	29,727

62	PROSPECTUS	APPENDIX

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Davis Value Portfolio	2016	263,696	22,585
	2015	327,297	28,379
	2014	387,806	32,621
	2013	449,636	35,050
	2012	535,791	41,800
	2011	617,123	47,147
	2010	719,868	53,707
	2009	824,562	61,219
	2008	1,060,007	76,060
	2007	1,371,302	98,183
Fidelity VIP Contrafund Portfolio Service Class	2016	592,114	29,993
	2015	707,215	33,335
	2014	842,177	37,775
	2013	939,654	49,425
	2012	1,048,875	62,469
	2011	1,237,855	85,614
	2010	1,403,851	99,832
	2009	1,625,758	123,167
	2008	1,865,263	152,315
	2007	2,265,528	228,705
Fidelity VIP Equity-Income Portfolio Service Class	2016	231,318	7,982
	2015	214,928	8,407
	2014	257,571	8,546
	2013	306,812	9,804
	2012	344,798	13,004
	2011	364,012	17,817
	2010	409,940	20,230
	2009	495,791	29,263
	2008	616,287	37,364
	2007	811,801	64,123
Fidelity VIP Growth Opportunities Portfolio Service Class	2016	80,610	963
	2015	105,348	2,497
	2014	120,895	3,401
	2013	151,282	3,556
	2012	230,016	4,792
	2011	126,172	2,725
	2010	141,102	4,960
	2009	149,886	5,172
	2008	145,783	3,549
	2007	136,861	2,222
Fidelity VIP Mid Cap Portfolio Service Class	2016	337,806	21,195
	2015	372,645	24,266
	2014	463,443	26,598
	2013	529,601	27,275
	2012	612,383	31,845
	2011	760,876	36,308
	2010	944,882	47,541
	2009	1,018,341	59,180
	2008	1,218,948	66,931
	2007	1,498,523	112,964
Fidelity VIP Government Money Market Portfolio Service Class 2	2016	1,453,270	39,407
	2015	1,532,624	49,354
Templeton Growth VIP Fund Class 2	2016	129,823	4,875
	2015	155,395	5,896
	2014	199,135	7,140
	2013	238,665	8,060
	2012	254,651	22,921
	2011	287,167	26,840
	2010	347,591	31,639
	2009	398,274	41,793
	2008	486,963	49,709
	2007	628,738	58,838

APPENDIX	PROSPECTUS	63

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Janus Aspen Enterprise Portfolio Institutional Shares	2016	222,920	14,456
	2015	163,351	15,253
	2014	193,691	15,192
	2013	203,038	15,314
	2012	223,930	16,569
	2011	292,145	15,248
	2010	297,837	22,608
	2009	316,136	22,424
	2008	461,345	26,343
	2007	409,547	30,347
Janus Aspen Forty Portfolio Institutional Shares	2016	149,334	4,026
	2015	208,415	4,179
	2014	165,284	3,295
	2013	202,873	3,569
	2012	297,269	7,939
	2011	280,086	5,829
	2010	404,399	10,308
	2009	517,494	29,943
	2008	483,938	29,842
	2007	464,491	28,531
Janus Aspen Janus Portfolio Institutional Shares	2016	46,004	5,711
	2015	83,361	5,980
	2014	51,933	7,498
	2013	56,492	7,779
	2012	178,119	8,276
	2011	81,088	9,344
	2010	93,614	9,903
	2009	118,339	12,663
	2008	149,546	17,366
	2007	202,528	15,954
Janus Aspen Global Research Portfolio Institutional Shares	2016	88,345	2,259
	2015	101,870	2,416
	2014	102,935	4,517
	2013	115,050	4,729
	2012	136,851	6,593
	2011	174,226	10,516
	2010	207,218	10,920
	2009	235,903	18,343
	2008	266,219	19,108
	2007	405,092	28,017
MFS Growth Series Initial Class	2016	116,172	501
	2015	126,884	502
	2014	115,375	504
	2013	142,658	505
	2012	111,259	3,695
	2011	97,828	4,746
	2010	97,593	5,442
	2009	130,004	5,546
	2008	123,550	9,931
	2007	147,982	8,419
MFS Investors Trust Series Initial Class	2016	267,459	7,321
	2015	291,751	8,411
	2014	312,261	8,501
	2013	343,337	9,775
	2012	376,940	9,971
	2011	394,475	16,973
	2010	420,998	17,735
	2009	408,454	19,031
	2008	440,273	20,638
	2007	488,501	29,142

64	PROSPECTUS	APPENDIX

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT TYPE	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
MFS New Discovery Series Initial Class	2016	83,598	2,435
	2015	103,091	2,808
	2014	149,042	2,811
	2013	203,764	2,980
	2012	190,762	4,630
	2011	263,268	4,588
	2010	243,373	6,695
	2009	218,347	12,208
	2008	122,045	4,800
	2007	156,448	9,368
MFS Research Series Initial Class	2016	40,327	967
	2015	35,422	968
	2014	37,686	968
	2013	51,383	37
	2012	73,262	2,095
	2011	45,114	40
	2010	53,330	41
	2009	45,382	42
	2008	58,091	2,605
	2007	57,601	5,116
MFS Total Return Series Initial Class	2016	410,481	12,532
	2015	448,805	14,778
	2014	537,238	16,112
	2013	616,208	17,069
	2012	684,699	25,709
	2011	779,297	31,458
	2010	923,084	43,678
	2009	1,055,993	61,147
	2008	1,234,297	66,151
	2007	1,561,300	79,597

APPENDIX	PROSPECTUS	65

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	2016	$77.96	$21.24
	2015	72.34	19.77
	2014	74.68	20.47
	2013	66.52	18.29
	2012	48.51	13.38
	2011	42.12	11.65
	2010	46.94	13.02
	2009	40.57	11.29
	2008	32.81	9.16
	2007	47.16	13.20
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	2016	17.82	16.95
	2015	16.13	15.39
	2014	16.15	15.46
	2013	14.41	13.83
	2012	11.04	10.63
	2011	9.65	9.32
	2010	9.58	9.28
	2009	8.44	8.20
	2008	6.77	6.59
	2007	10.89	10.65
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	2016	21.36	20.32
	2015	18.72	17.86
	2014	19.84	18.99
	2013	20.24	19.43
	2012	19.15	18.44
	2011	16.91	16.33
	2010	16.42	15.90
	2009	14.61	14.19
	2008	10.70	10.43
	2007	13.67	13.36
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	2016	12.17	11.71
	2015	12.06	11.65
	2014	12.15	11.76
	2013	12.18	11.83
	2012	12.29	11.97
	2011	12.05	11.78
	2010	11.96	11.72
	2009	11.57	11.38
	2008	11.00	10.85
	2007	10.75	10.63
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	2016	38.30	32.43
	2015	38.19	32.44
	2014	38.40	32.71
	2013	35.27	30.14
	2012	23.77	20.37
	2011	20.82	17.89
	2010	21.55	18.58
	2009	17.09	14.78
	2008	12.61	10.93
	2007	19.68	17.12
Victory RS International VIP Series (formerly the RS International VIP Series)	2016	34.44	19.38
	2015	34.30	19.36
	2014	34.41	19.48
	2013	36.75	20.87
	2012	30.96	17.63
	2011	26.46	15.12
	2010	30.30	17.36
	2009	26.84	15.43
	2008	19.54	11.26
	2007	34.85	20.15

66	PROSPECTUS	APPENDIX

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	2016	$33.98	$32.64
	2015	30.81	29.68
	2014	35.72	34.51
	2013	37.53	36.37
	2012	39.33	38.23
	2011	35.03	34.15
	2010	44.84	43.85
	2009	38.08	37.35
	2008	19.62	19.30
	2007	45.77	45.17
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	2016	35.44	19.68
	2015	34.63	19.29
	2014	34.92	19.51
	2013	33.47	18.76
	2012	34.42	19.35
	2011	32.74	18.46
	2010	30.93	17.49
	2009	29.05	16.47
	2008	26.43	15.03
	2007	26.61	15.18
Gabelli Capital Asset Fund	2016	61.89	37.40
	2015	54.80	33.22
	2014	60.80	36.96
	2013	61.16	37.29
	2012	44.99	27.51
	2011	38.79	23.79
	2010	39.34	24.20
	2009	30.64	18.91
	2008	23.01	14.24
	2007	39.08	24.26
Value Line Centurion Fund	2016	60.42	17.28
	2015	57.20	16.41
	2014	57.25	16.47
	2013	53.01	15.30
	2012	40.95	11.85
	2011	35.93	10.43
	2010	34.56	10.06
	2009	27.80	8.12
	2008	25.32	7.42
	2007	50.49	14.84
Value Line Strategic Asset Management Trust	2016	81.68	27.85
	2015	78.32	26.79
	2014	78.54	26.94
	2013	73.22	25.19
	2012	60.90	21.02
	2011	53.37	18.47
	2010	52.08	18.08
	2009	45.73	15.92
	2008	38.18	13.34
	2007	54.70	19.16
Invesco V.I. American Franchise Fund Series I	2016	11.19	10.64
	2015	11.07	10.56
	2014	10.66	10.20
	2013	9.94	9.55
	2012	7.18	6.91
	2011	6.45	6.23
	2010	7.09	6.87
	2009	6.21	6.03
	2008	5.19	5.05
	2007	9.13	8.92

APPENDIX	PROSPECTUS	67

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Invesco V.I. Managed Volatility Fund Series I	2016	$17.33	$16.49
	2015	15.85	15.13
	2014	16.39	15.69
	2013	13.75	13.20
	2012	12.56	12.09
	2011	12.27	11.84
	2010	10.66	10.32
	2009	10.14	9.85
	2008	8.93	8.70
	2007	13.35	13.05
Invesco V.I. Core Equity Fund Series I	2016	13.26	12.62
	2015	12.17	11.61
	2014	13.07	12.50
	2013	12.22	11.73
	2012	9.57	9.21
	2011	8.50	8.21
	2010	8.60	8.33
	2009	7.94	7.72
	2008	6.26	6.10
	2007	9.07	8.87
Invesco V.I. Government Securities Fund Series II	2016	10.45	10.27
	2015	10.47	10.32
	2014	10.58	10.47
	2013	10.31	10.22
	2012	10.73	10.68
	2011	10.62	10.60
Invesco V.I. Growth and Income Fund Series II	2016	23.86	22.83
	2015	20.21	19.40
	2014	21.15	20.36
	2013	19.46	18.79
	2012	14.71	14.25
	2011	13.02	12.64
	2010	13.47	13.13
	2009	12.15	11.87
	2008	9.90	9.71
	2007	14.78	14.53
AB VPS Growth and Income Portfolio Class B	2016	21.27	20.35
	2015	19.38	18.60
	2014	19.33	18.60
	2013	17.89	17.27
	2012	13.45	13.02
	2011	11.60	11.27
	2010	11.06	10.78
	2009	9.92	9.70
	2008	8.34	8.18
	2007	14.23	13.99
AB VPS Large Cap Growth Portfolio Class B	2016	21.01	20.11
	2015	20.77	19.93
	2014	18.95	18.25
	2013	16.84	16.26
	2012	12.44	12.04
	2011	10.78	10.47
	2010	11.33	11.04
	2009	10.44	10.20
	2008	7.70	7.55
	2007	12.95	12.73

68	PROSPECTUS	APPENDIX

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
AB VPS Global Thematic Growth Portfolio Class B	2016	$12.77	$12.22
	2015	13.03	12.51
	2014	12.84	12.36
	2013	12.40	11.97
	2012	10.20	9.88
	2011	9.11	8.85
	2010	12.04	11.73
	2009	10.27	10.03
	2008	6.78	6.65
	2007	13.06	12.84
AB VPS Value Portfolio Class B	2016	17.80	17.03
	2015	16.18	15.53
	2014	17.63	16.97
	2013	16.10	15.55
	2012	11.93	11.56
	2011	10.45	10.15
	2010	10.99	10.70
	2009	9.97	9.75
	2008	8.34	8.17
	2007	14.30	14.06
Davis Financial Portfolio	2016	21.27	20.23
	2015	18.83	17.97
	2014	18.68	17.88
	2013	16.74	16.07
	2012	12.90	12.42
	2011	10.99	10.61
	2010	12.08	11.70
	2009	11.00	10.68
	2008	7.88	7.68
	2007	14.86	14.52
Davis Real Estate Portfolio	2016	37.07	35.27
	2015	34.19	32.62
	2014	34.02	32.56
	2013	26.99	25.91
	2012	27.67	26.64
	2011	23.89	23.07
	2010	22.20	21.50
	2009	18.76	18.22
	2008	14.41	14.04
	2007	27.45	26.83
Davis Value Portfolio	2016	19.04	18.11
	2015	17.21	16.43
	2014	17.14	16.41
	2013	16.35	15.70
	2012	12.40	11.94
	2011	11.09	10.71
	2010	11.71	11.34
	2009	10.50	10.20
	2008	8.10	7.89
	2007	13.73	13.42
Fidelity VIP Contrafund Portfolio Service Class	2016	24.67	23.47
	2015	23.13	22.07
	2014	23.27	22.27
	2013	21.05	20.21
	2012	16.24	15.63
	2011	14.12	13.64
	2010	14.68	14.21
	2009	12.68	12.32
	2008	9.45	9.21
	2007	16.67	16.29

APPENDIX	PROSPECTUS	69

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Fidelity VIP Equity-Income Portfolio Service Class	2016	$21.24	$20.21
	2015	18.23	17.39
	2014	19.22	18.40
	2013	17.90	17.18
	2012	14.15	13.62
	2011	12.21	11.79
	2010	12.25	11.86
	2009	10.77	10.46
	2008	8.38	8.16
	2007	14.79	14.46
Fidelity VIP Growth Opportunities Portfolio Service Class	2016	16.63	15.82
	2015	16.78	16.01
	2014	16.09	15.40
	2013	14.52	13.94
	2012	10.66	10.27
	2011	9.03	8.72
	2010	8.94	8.66
	2009	7.31	7.11
	2008	5.08	4.95
	2007	11.43	11.17
Fidelity VIP Mid Cap Portfolio Service Class	2016	43.54	41.42
	2015	39.29	37.49
	2014	40.36	38.62
	2013	38.44	36.90
	2012	28.58	27.52
	2011	25.20	24.34
	2010	28.55	27.66
	2009	22.44	21.80
	2008	16.21	15.80
	2007	27.12	26.51
Fidelity VIP Government Money Market Portfolio Service Class 2	2016	9.81	9.76
	2015	9.92	9.90
Templeton Growth VIP Fund Class 2	2016	16.78	16.06
	2015	15.49	14.87
	2014	16.76	16.13
	2013	17.44	16.84
	2012	13.49	13.06
	2011	11.27	10.95
	2010	12.26	11.94
	2009	11.55	11.28
	2008	8.91	8.73
	2007	15.63	15.36
Janus Aspen Enterprise Portfolio Institutional Shares	2016	16.10	15.31
	2015	14.49	13.83
	2014	14.09	13.49
	2013	12.67	12.16
	2012	9.68	9.32
	2011	8.35	8.07
	2010	8.57	8.30
	2009	6.89	6.69
	2008	4.81	4.69
	2007	8.65	8.46
Janus Aspen Forty Portfolio Institutional Shares	2016	20.18	19.19
	2015	19.97	19.06
	2014	18.00	17.23
	2013	16.75	16.08
	2012	12.91	12.43
	2011	10.52	10.16
	2010	11.41	11.05
	2009	10.81	10.50
	2008	7.47	7.28
	2007	13.54	13.23

70	PROSPECTUS	APPENDIX

APPENDIX A

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
Janus Aspen Janus Portfolio Institutional Shares	2016	$12.92	$12.29
	2015	13.00	12.41
	2014	12.49	11.95
	2013	11.18	10.73
	2012	8.68	8.35
	2011	7.40	7.15
	2010	7.91	7.66
	2009	6.99	6.79
	2008	5.18	5.05
	2007	8.70	8.50
Janus Aspen Global Research Portfolio Institutional Shares	2016	9.84	9.36
	2015	9.75	9.31
	2014	10.10	9.67
	2013	9.51	9.13
	2012	7.49	7.21
	2011	6.31	6.09
	2010	7.40	7.17
	2009	6.46	6.28
	2008	4.75	4.63
	2007	8.68	8.48
MFS Growth Series Initial Class	2016	13.62	12.96
	2015	13.45	12.84
	2014	12.65	12.11
	2013	11.75	11.28
	2012	8.69	8.36
	2011	7.49	7.23
	2010	7.60	7.36
	2009	6.66	6.47
	2008	4.90	4.77
	2007	7.92	7.74
MFS Investors Trust Series Initial Class	2016	23.05	22.32
	2015	21.48	20.86
	2014	21.68	21.12
	2013	19.76	19.30
	2012	15.14	14.83
	2011	12.85	12.63
	2010	13.29	13.10
	2009	12.10	11.96
	2008	9.65	9.57
	2007	14.58	14.50
MFS New Discovery Series Initial Class	2016	20.49	19.50
	2015	19.01	18.14
	2014	19.60	18.76
	2013	21.38	20.53
	2012	15.28	14.72
	2011	12.76	12.32
	2010	14.38	13.93
	2009	10.67	10.37
	2008	6.61	6.45
	2007	11.03	10.78
MFS Research Series Initial Class	2016	16.80	15.98
	2015	15.63	14.92
	2014	15.69	15.01
	2013	14.40	13.82
	2012	11.01	10.60
	2011	9.50	9.17
	2010	9.65	9.35
	2009	8.43	8.19
	2008	6.53	6.36
	2007	10.34	10.10

APPENDIX	PROSPECTUS	71

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH 7-YEAR DEATH BENEFIT RIDER
MFS Total Return Series Initial Class	2016	$22.12	$21.05
	2015	20.52	19.58
	2014	20.83	19.94
	2013	19.42	18.65
	2012	16.51	15.89
	2011	15.01	14.49
	2010	14.92	14.45
	2009	13.73	13.34
	2008	11.77	11.47
	2007	15.29	14.94

72	PROSPECTUS	APPENDIX

THE GUARDIAN INVESTOR®

INDIVIDUAL DEFERRED

VARIABLE ANNUITY CONTRACTS

Issued Through The Guardian Separate Account D of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2017

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account D (marketed under the name “The Guardian Investor”) dated May 1, 2017.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013286    5/2017

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SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account D (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the separate account a total of $86,279,922 in 2014 and $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the separate account a total of $73,917,420 in 2015 and $73,044,799 in 2016.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the Valuation Period ten (10) days prior to the day such payment is due. The number of annuity units under

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a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate Annuity

Unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return of 4% under the contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment return (on an annual basis) remains constant at 4%, the variable Annuity Payments will remain constant. If the actual net investment rate exceeds 4%, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable Annuity Payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them in conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. Domestic partnerships and civil unions permitted by individual state laws are not recognized as marriages for federal tax purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty

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remains regarding the treatment of domestic partners and civil unions, which may vary by state. Consult a tax advisor for more information on this subject.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

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EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2016 and 2015 and for each of the two years in the period ended December 31, 2016, and the financial statements and financial highlights of Separate Account D of GIAC as of December 31, 2016 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT D

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

Assets:
Shares owned in underlying fund	5,046,923	450,880	449,498
Net asset value per share (NAV)	45.98	15.98	6.63

Total Assets (Shares x NAV)	$232,057,542	$7,205,065	$2,980,171

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	89,844	7,203	6,928

Net Assets	$231,967,698	$7,197,862	$2,973,243

Net Assets: Regular Contract
Contract value in accumulation period	$217,392,418	$6,928,214	$2,584,420

Total Net Assets	$217,392,418	$6,928,214	$2,584,420

Units Outstanding	2,788,391	388,871	121,018

Unit Value (accumulation)	$77.96	$17.82	$21.36

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$8,913,315	$243,724	$41,836

Total Net Assets	$8,913,315	$243,724	$41,836

Units Outstanding	419,568	14,380	2,059

Unit Value (accumulation)	$21.24	$16.95	$20.32

Net Assets: Total
Contract value in accumulation period	$226,305,733	$7,171,938	$2,626,256
Contract value in Payout (annuitization) period	5,661,965	25,924	346,987

Net Assets	$231,967,698	$7,197,862	$2,973,243

Cost of Shares in Underlying Fund	$184,324,976	$6,299,025	$3,323,135

STATEMENTS OF OPERATIONS

Year Ended December 31, 2016

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

2016 Investment Income
Income:
Reinvested dividends	$2,518,251	$140,577	$187,742
Expenses:
Mortality expense risk charge	2,651,819	83,344	32,921

Net investment income/(expense)	(133,568)	57,233	154,821

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,814,146	951,199	(72,575)
Reinvested realized gain distributions	8,467,571	123,293	—

Net realized gain/(loss) on investments	13,281,717	1,074,492	(72,575)
Net change in unrealized appreciation/(depreciation) of investments	3,408,612	(434,398)	281,541

Net realized and unrealized gain/(loss) from investments	16,690,329	640,094	208,966

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$16,556,761	$697,327	$363,787

See notes to financial statements.

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Investment Divisions
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	RS Money Market VIP Series	Gabelli Capital Asset

262,308	1,402,059	2,563,048	943,441	2,675,455	—	1,680,011
10.20	14.82	14.31	13.26	11.88	—	19.55

$2,675,545	$20,778,515	$36,677,218	$12,510,023	$31,784,409	$—	$32,844,217

6,474	9,702	15,242	10,650	15,906	—	17,006

$2,669,071	$20,768,813	$36,661,976	$12,499,373	$31,768,503	$—	$32,827,211

$2,557,729	$19,772,749	$34,608,135	$11,740,779	$29,447,871	$—	$31,273,668

$2,557,729	$19,772,749	$34,608,135	$11,740,779	$29,447,871	$—	$31,273,668

210,199	516,309	1,004,762	345,545	830,811	—	505,290

$12.17	$38.30	$34.44	$33.98	$35.44	$—	$61.89

$86,843	$777,484	$1,184,137	$376,693	$1,329,604	$—	$1,102,111

$86,843	$777,484	$1,184,137	$376,693	$1,329,604	$—	$1,102,111

7,414	23,978	61,091	11,542	67,549	—	29,469

$11.71	$32.43	$19.38	$32.64	$19.68	$—	$37.40

$2,644,572	$20,550,233	$35,792,272	$12,117,472	$30,777,475	$—	$32,375,779
24,499	218,580	869,704	381,901	991,028	—	451,432

$2,669,071	$20,768,813	$36,661,976	$12,499,373	$31,768,503	$—	$32,827,211

$2,739,112	$23,164,119	$43,494,843	$13,992,432	$33,279,846	$—	$33,308,786

Investment Divisions
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	RS Money Market VIP Series	Gabelli Capital Asset

$35,466	$—	$773,462	$108,913	$773,480	$—	$189,584

32,896	236,641	442,777	152,478	399,385	—	382,781

2,570	(236,641)	330,685	(43,565)	374,095	—	(193,197)

(12,783)	1,164,293	(1,337,984)	(2,064,802)	398,510	—	391,312
—	—	—	—	564,457	—	2,437,175

(12,783)	1,164,293	(1,337,984)	(2,064,802)	962,967	—	2,828,487
35,360	(1,267,703)	1,078,037	3,282,119	(494,445)	—	1,216,969

22,577	(103,410)	(259,947)	1,217,317	468,522	—	4,045,456

$25,147	$(340,051)	$70,738	$1,173,752	$842,617	$—	$3,852,259

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The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I

Assets:
Shares owned in underlying fund	1,732,427	6,929,200	11,185
Net asset value per share (NAV)	22.09	19.76	53.58

Total Assets (Shares x NAV)	$38,269,322	$136,920,995	$599,311

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	20,058	54,738	1,484

Net Assets	$38,249,264	$136,866,257	$597,827

Net Assets: Regular Contract
Contract value in accumulation period	$36,341,517	$128,499,770	$589,081

Total Net Assets	$36,341,517	$128,499,770	$589,081

Units Outstanding	601,437	1,573,224	52,665

Unit Value (accumulation)	$60.42	$81.68	$11.19

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$1,136,653	$5,150,701	$8,553

Total Net Assets	$1,136,653	$5,150,701	$8,553

Units Outstanding	65,775	184,934	804

Unit Value (accumulation)	$17.28	$27.85	$10.64

Net Assets: Total
Contract value in accumulation period	$37,478,170	$133,650,471	$597,634
Contract value in Payout (annuitization) period	771,094	3,215,786	193

Net Assets	$38,249,264	$136,866,257	$597,827

Cost of Shares in Underlying Fund	$26,291,745	$130,025,573	$604,715

STATEMENTS OF OPERATIONS

Year Ended December 31, 2016 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I

2016 Investment Income
Income:
Reinvested dividends	$75,688	$862,401	$—
Expenses:
Mortality expense risk charge	459,052	1,686,179	5,470

Net investment income/(expense)	(383,364)	(823,778)	(5,470)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	583,152	(1,150,306)	7,641
Reinvested realized gain distributions	—	14,342,827	38,004

Net realized gain/(loss) on investments	583,152	13,192,521	45,645
Net change in unrealized appreciation/(depreciation) of investments	1,959,138	(6,317,930)	(40,905)

Net realized and unrealized gain/(loss) from investments	2,542,290	6,874,591	4,740

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,158,926	$6,050,813	$(730)

See notes to financial statements.

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Investment Divisions
Invesco V.I. Managed Volatility Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B

158,359	13,641	108,730	115,346	38,362	38,647	31,163
11.97	34.58	11.33	21.02	30.83	43.32	21.52

$1,895,556	$471,694	$1,231,907	$2,424,580	$1,182,706	$1,674,171	$670,631

4,784	1,593	3,640	4,867	3,347	4,885	1,809

$1,890,772	$470,101	$1,228,267	$2,419,713	$1,179,359	$1,669,286	$668,822

$1,793,588	$406,919	$1,180,991	$2,286,431	$991,228	$1,625,504	$215,494

$1,793,588	$406,919	$1,180,991	$2,286,431	$991,228	$1,625,504	$215,494

103,475	30,677	112,999	95,819	46,597	77,355	16,878

$17.33	$13.26	$10.45	$23.86	$21.27	$21.01	$12.77

$95,147	$61,000	$3,467	$52,033	$78,405	$42,139	$79,241

$95,147	$61,000	$3,467	$52,033	$78,405	$42,139	$79,241

5,770	4,834	338	2,279	3,852	2,096	6,487

$16.49	$12.62	$10.27	$22.83	$20.35	$20.11	$12.22

$1,888,735	$467,919	$1,184,458	$2,338,464	$1,069,633	$1,667,643	$294,735
2,037	2,182	43,809	81,249	109,726	1,643	374,087

$1,890,772	$470,101	$1,228,267	$2,419,713	$1,179,359	$1,669,286	$668,822

$2,352,165	$513,701	$1,262,911	$2,558,808	$1,077,977	$1,841,643	$688,781

Investment Divisions
Invesco V.I. Managed Volatility Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B

$34,461	$3,541	$21,554	$15,515	$9,653	$—	$—

22,084	5,650	14,546	20,774	14,477	23,375	6,101

12,377	(2,109)	7,008	(5,259)	(4,824)	(23,375)	(6,101)

(134,815)	23,418	(38,514)	(23,687)	93,503	(28,335)	(5,292)
55,528	31,737	—	164,168	71,679	242,775	—

(79,287)	55,155	(38,514)	140,481	165,182	214,440	(5,292)
229,118	(16,944)	23,661	152,163	(48,088)	(159,312)	(5,589)

149,831	38,211	(14,853)	292,644	117,094	55,128	(10,881)

$162,208	$36,102	$(7,845)	$287,385	$112,270	$31,753	$(16,982)

B-9

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	AB VPS Value Class B	Davis Financial	Davis Real Estate

Assets:
Shares owned in underlying fund	41,389	188,040	323,072
Net asset value per share (NAV)	15.36	14.03	14.36

Total Assets (Shares x NAV)	$635,741	$2,638,200	$4,639,309

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,363	5,236	1,543

Net Assets	$633,378	$2,632,964	$4,637,766

Net Assets: Regular Contract
Contract value in accumulation period	$606,056	$2,625,495	$4,385,850

Total Net Assets	$606,056	$2,625,495	$4,385,850

Units Outstanding	34,051	123,443	118,309

Unit Value (accumulation)	$17.80	$21.27	$37.07

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$12,091	$2,248	$176,310

Total Net Assets	$12,091	$2,248	$176,310

Units Outstanding	710	111	4,999

Unit Value (accumulation)	$17.03	$20.23	$35.27

Net Assets: Total
Contract value in accumulation period	$618,147	$2,627,743	$4,562,160
Contract value in Payout (annuitization) period	15,231	5,221	75,606

Net Assets	$633,378	$2,632,964	$4,637,766

Cost of Shares in Underlying Fund	$586,352	$2,795,371	$4,087,794

STATEMENTS OF OPERATIONS

Year Ended December 31, 2016 (continued)

	AB VPS Value Class B	Davis Financial	Davis Real Estate

2016 Investment Income
Income:
Reinvested dividends	$7,171	$24,542	$83,292
Expenses:
Mortality expense risk charge	6,256	14,165	59,751

Net investment income/(expense)	915	10,377	23,541

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	19,882	(26,620)	354,287
Reinvested realized gain distributions	—	181,023	—

Net realized gain/(loss) on investments	19,882	154,403	354,287
Net change in unrealized appreciation/(depreciation) of investments	28,140	(8,469)	15,076

Net realized and unrealized gain/(loss) from investments	48,022	145,934	369,363

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$48,937	$156,311	$392,904

See notes to financial statements.

B-10

Investment Divisions
Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2

599,467	468,188	237,360	43,840	465,674	15,563,865	165,921
9.10	33.04	21.86	31.00	33.70	1.00	13.70

$5,455,154	$15,468,942	$5,188,689	$1,359,049	$15,693,215	$15,563,865	$2,273,119

3,146	7,253	1,918	3,435	7,205	1,248,014	5,513

$5,452,008	$15,461,689	$5,186,771	$1,355,614	$15,686,010	$14,315,851	$2,267,606

$5,020,267	$14,607,701	$4,913,658	$1,340,320	$14,709,524	$14,251,494	$2,178,920

$5,020,267	$14,607,701	$4,913,658	$1,340,320	$14,709,524	$14,251,494	$2,178,920

263,696	592,114	231,318	80,610	337,806	1,453,270	129,823

$19.04	$24.67	$21.24	$16.63	$43.54	$9.81	$16.78

$409,039	$703,922	$161,291	$15,231	$877,975	$384,480	$78,289

$409,039	$703,922	$161,291	$15,231	$877,975	$384,480	$78,289

22,585	29,993	7,982	963	21,195	39,407	4,875

$18.11	$23.47	$20.21	$15.82	$41.42	$9.76	$16.06

$5,429,306	$15,311,623	$5,074,949	$1,355,551	$15,587,499	$14,635,974	$2,257,209
22,702	150,066	111,822	63	98,511	(320,123)	10,397

$5,452,008	$15,461,689	$5,186,771	$1,355,614	$15,686,010	$14,315,851	$2,267,606

$6,486,426	$13,384,375	$5,045,651	$1,391,591	$14,656,554	$15,563,865	$2,245,695

Investment Divisions
Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2

$65,609	$109,294	$103,975	$3,328	$63,698	$2,316	$43,128

66,353	188,275	51,551	17,685	178,864	191,840	25,779

(744)	(78,981)	52,424	(14,357)	(115,166)	(189,524)	17,349

(76,398)	1,501,660	98,460	15,755	422,633	—	100,060
785,780	1,315,356	273,307	36,924	950,116	—	82,949

709,382	2,817,016	371,767	52,679	1,372,749	—	183,009
(182,661)	(1,746,895)	241,194	(78,203)	286,145	—	(54,490)

526,721	1,070,121	612,961	(25,524)	1,658,894	—	128,519

$525,977	$991,140	$665,385	$(39,881)	$1,543,728	$(189,524)	$145,868

B-11

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares

Assets:
Shares owned in underlying fund	64,574	99,236	23,178
Net asset value per share (NAV)	59.27	32.19	28.93

Total Assets (Shares x NAV)	$3,827,314	$3,194,409	$670,528

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,836	8,792	1,746

Net Assets	$3,818,478	$3,185,617	$668,782

Net Assets: Regular Contract
Contract value in accumulation period	$3,588,515	$3,012,843	$594,260

Total Net Assets	$3,588,515	$3,012,843	$594,260

Units Outstanding	222,920	149,334	46,004

Unit Value (accumulation)	$16.10	$20.18	$12.92

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$221,381	$77,273	$70,183

Total Net Assets	$221,381	$77,273	$70,183

Units Outstanding	14,456	4,026	5,711

Unit Value (accumulation)	$15.31	$19.19	$12.29

Net Assets: Total
Contract value in accumulation period	$3,809,896	$3,090,116	$664,443
Contract value in Payout (annuitization) period	8,582	95,501	4,339

Net Assets	$3,818,478	$3,185,617	$668,782

Cost of Shares in Underlying Fund	$3,671,499	$3,664,170	$717,467

STATEMENTS OF OPERATIONS

Year Ended December 31, 2016 (continued)

	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares

2016 Investment Income
Income:
Reinvested dividends	$25,651	$31,517	$4,895
Expenses:
Mortality expense risk charge	36,568	43,547	11,044

Net investment income/(expense)	(10,917)	(12,030)	(6,149)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	138,664	(239,494)	(122,580)
Reinvested realized gain distributions	228,781	468,909	62,222

Net realized gain/(loss) on investments	367,445	229,415	(60,358)
Net change in unrealized appreciation/(depreciation) of investments	(39,303)	(186,156)	64,124

Net realized and unrealized gain/(loss) from investments	328,142	43,259	3,766

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$317,225	$31,229	$(2,383)

See notes to financial statements.

B-12

Investment Divisions
Janus Aspen Global Research Institutional Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

22,407	41,379	248,524	113,678	26,752	410,873
40.63	38.76	25.57	16.18	26.00	23.18

$910,408	$1,603,861	$6,354,761	$1,839,309	$695,563	$9,524,031

2,934	4,017	4,909	4,177	2,520	12,578

$907,474	$1,599,844	$6,349,852	$1,835,132	$693,043	$9,511,453

$869,415	$1,582,743	$6,165,889	$1,713,155	$677,565	$9,081,533

$869,415	$1,582,743	$6,165,889	$1,713,155	$677,565	$9,081,533

88,345	116,172	267,459	83,598	40,327	410,481

$9.84	$13.62	$23.05	$20.49	$16.80	$22.12

$21,146	$6,492	$163,391	$47,464	$15,463	$263,760

$21,146	$6,492	$163,391	$47,464	$15,463	$263,760

2,259	501	7,321	2,435	967	12,532

$9.36	$12.96	$22.32	$19.50	$15.98	$21.05

$890,561	$1,589,235	$6,329,280	$1,760,619	$693,028	$9,345,293
16,913	10,609	20,572	74,513	15	166,160

$907,474	$1,599,844	$6,349,852	$1,835,132	$693,043	$9,511,453

$767,592	$1,608,430	$5,607,899	$1,969,603	$680,772	$7,897,743

Investment Divisions
Janus Aspen Global Research Institutional Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

$10,257	$652	$53,138	$—	$5,182	$273,729

10,997	17,436	73,263	21,217	7,111	112,910

(740)	(16,784)	(20,125)	(21,217)	(1,929)	160,819

54,971	149,692	123,739	(139,446)	37,811	193,866
—	88,928	679,258	82,304	66,514	307,741

54,971	238,620	802,997	(57,142)	104,325	501,607
(49,725)	(222,670)	(345,765)	191,186	(55,615)	55,136

5,246	15,950	457,232	134,044	48,710	556,743

$4,506	$(834)	$437,107	$112,827	$46,781	$717,562

B-13

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$154,829	$42,707	$151,496
Net realized gain/(loss) from sale of investments	11,430,716	1,609,256	(58,441)
Reinvested realized gain distributions	22,426,848	—	—
Net change in unrealized appreciation/(depreciation) of investments	(42,012,922)	(1,679,200)	(247,833)

Net increase/(decrease) resulting from operations	(8,000,529)	(27,237)	(154,778)

2015 Contract Transactions
Contract purchase payments	1,314,223	25,128	18,124
Transfers between investment divisions, net	(11,679,509)	1,293,841	(224,061)
Transfers for annuity benefits, surrenders and partial withdrawals	(26,669,352)	(2,737,440)	(403,200)
Transfers on account of death	(1,834,007)	(13,959)	(2,839)
Contract fees	(186,594)	(3,376)	(1,120)
Transfers–other	2,216	13	242

Net increase/(decrease) from contract transactions	(39,053,023)	(1,435,793)	(612,854)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(47,053,552)	(1,463,030)	(767,632)
Net Assets at December 31, 2014	284,742,391	9,017,936	3,443,707

Net Assets at December 31, 2015	$237,688,839	$7,554,906	$2,676,075

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(133,568)	$57,233	$154,821
Net realized gain/(loss) from sale of investments	4,814,146	951,199	(72,575)
Reinvested realized gain distributions	8,467,571	123,293	—
Net change in unrealized appreciation/(depreciation) of investments	3,408,612	(434,398)	281,541

Net increase/(decrease) resulting from operations	16,556,761	697,327	363,787

2016 Contract Transactions
Contract purchase payments	1,016,698	46,365	8,386
Transfers between investment divisions, net	(2,571,116)	(362,207)	161,684
Transfers for annuity benefits, surrenders and partial withdrawals	(18,715,664)	(735,805)	(235,725)
Transfers on account of death	(1,816,547)	—	—
Contract fees	(165,533)	(3,100)	(1,073)
Transfers–other	(25,740)	376	109

Net increase/(decrease) from contract transactions	(22,277,902)	(1,054,371)	(66,619)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(5,721,141)	(357,044)	297,168
Net Assets at December 31, 2015	237,688,839	7,554,906	2,676,075

Net Assets at December 31, 2016	$231,967,698	$7,197,862	$2,973,243

See notes to financial statements.

B-14

Investment Divisions
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	RS Money Market VIP Series	Gabelli Capital Asset

$(387)	$(318,570)	$342,980	$(113,354)	$437,440	(47,380)	$(285,258)
(23,200)	1,447,627	825,524	(1,866,135)	572,837	—	1,223,148
—	4,163,025	114,951	—	338,767	—	3,797,622
4,144	(5,347,226)	(1,198,317)	(61,783)	(1,599,763)	—	(8,499,157)

(19,443)	(55,144)	85,138	(2,041,272)	(250,719)	(47,380)	(3,763,645)

1,073	161,919	590,655	73,140	276,858	111,479	334,368
(287,578)	564,003	(1,174,331)	(750,516)	(1,769,838)	(18,011,438)	(2,221,679)
(592,499)	(2,623,320)	(5,126,272)	(1,535,516)	(6,858,960)	(1,936,376)	(4,383,294)
(81,950)	(158,818)	(339,075)	(98,005)	(717,333)	(165,496)	(544,970)
(1,711)	(8,693)	(26,156)	(9,907)	(23,123)	(5,800)	(18,085)
(5,972)	(454)	(3,803)	2,558	1,523	110,468	(2,252)

(968,637)	(2,065,363)	(6,078,982)	(2,318,246)	(9,090,873)	(19,897,163)	(6,835,912)

—	—	—	—	—	—	—

(988,080)	(2,120,507)	(5,993,844)	(4,359,518)	(9,341,592)	(19,944,543)	(10,599,557)
3,994,444	26,424,318	46,656,178	16,743,899	43,957,299	19,944,543	43,835,535

$3,006,364	$24,303,811	$40,662,334	$12,384,381	$34,615,707	$—	$33,235,978

$2,570	$(236,641)	$330,685	$(43,565)	$374,095	$—	$(193,197)
(12,783)	1,164,293	(1,337,984)	(2,064,802)	398,510	—	391,312
—	—	—	—	564,457	—	2,437,175
35,360	(1,267,703)	1,078,037	3,282,119	(494,445)	—	1,216,969

25,147	(340,051)	70,738	1,173,752	842,617	—	3,852,259

1,246	99,014	307,675	26,787	207,121	—	166,393
(156,267)	(1,535,133)	(682,400)	(42,763)	(307,168)	—	(1,364,344)
(193,220)	(1,661,365)	(3,479,716)	(1,006,966)	(3,199,704)	—	(2,428,363)
(12,855)	(90,383)	(193,382)	(27,823)	(368,321)	—	(619,282)
(1,345)	(6,786)	(21,871)	(8,067)	(19,785)	—	(14,848)
1	(294)	(1,402)	72	(1,964)	—	(582)

(362,440)	(3,194,947)	(4,071,096)	(1,058,760)	(3,689,821)	—	(4,261,026)

—	—	—	—	—	—	—

(337,293)	(3,534,998)	(4,000,358)	114,992	(2,847,204)	—	(408,767)
3,006,364	24,303,811	40,662,334	12,384,381	34,615,707	—	33,235,978

$2,669,071	$20,768,813	$36,661,976	$12,499,373	$31,768,503	$—	$32,827,211

B-15

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(353,124)	$(815,170)	$(6,025)
Net realized gain/(loss) from sale of investments	1,295,091	(1,498,128)	46,921
Reinvested realized gain distributions	—	9,832,331	2,412
Net change in unrealized appreciation/(depreciation) of investments	(888,321)	(7,571,856)	(20,093)

Net increase/(decrease) resulting from operations	53,646	(52,823)	23,215

2015 Contract Transactions
Contract purchase payments	274,909	1,024,802	663
Transfers between investment divisions, net	(1,783,548)	(8,008,769)	(114,003)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,289,344)	(26,010,544)	(58,207)
Transfers on account of death	(493,004)	(2,519,975)	(29,331)
Contract fees	(28,232)	(101,943)	(294)
Transfers–other	(260)	(4,847)	(1,500)

Net increase/(decrease) from contract transactions	(6,319,479)	(35,621,276)	(202,672)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(6,265,833)	(35,674,099)	(179,457)
Net Assets at December 31, 2014	46,199,961	183,521,590	616,279

Net Assets at December 31, 2015	$39,934,128	$147,847,491	$436,822

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(383,364)	$(823,778)	$(5,470)
Net realized gain/(loss) from sale of investments	583,152	(1,150,306)	7,641
Reinvested realized gain distributions	—	14,342,827	38,004
Net change in unrealized appreciation/(depreciation) of investments	1,959,138	(6,317,930)	(40,905)

Net increase/(decrease) resulting from operations	2,158,926	6,050,813	(730)

2016 Contract Transactions
Contract purchase payments	260,861	584,356	663
Transfers between investment divisions, net	(440,072)	(2,386,823)	217,616
Transfers for annuity benefits, surrenders and partial withdrawals	(3,439,486)	(13,641,540)	(56,270)
Transfers on account of death	(200,223)	(1,461,571)	—
Contract fees	(25,571)	(88,637)	(282)
Transfers–other	701	(37,832)	8

Net increase/(decrease) from contract transactions	(3,843,790)	(17,032,047)	161,735

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(1,684,864)	(10,981,234)	161,005
Net Assets at December 31, 2015	39,934,128	147,847,491	436,822

Net Assets at December 31, 2016	$38,249,264	$136,866,257	$597,827

See notes to financial statements.

B-16

Investment Divisions
Invesco V.I. Managed Volatility Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B

$2,872	$(369)	$8,166	$28,126	$(212)	$(22,190)	$(5,545)
50,511	19,669	(3,530)	196,446	84,716	218,203	8,076
765,987	55,496	—	306,790	—	184,808	—
(887,258)	(112,196)	(20,807)	(624,162)	(81,391)	(220,244)	(13,576)

(67,888)	(37,400)	(16,171)	(92,800)	3,113	160,577	(11,045)

13,231	1,300	1,508	18,474	5,838	55,355	11,000
(534,586)	(9,822)	34,407	(58,919)	153,228	481,736	198,473
(245,545)	(20,958)	(220,033)	(551,733)	(165,323)	(78,887)	(17,913)
—	—	(42,417)	(11,258)	—	—	—
(1,304)	(340)	(735)	(1,100)	(752)	(515)	(133)
1,768	3	(4,046)	(15,511)	254	—	145

(766,436)	(29,817)	(231,316)	(620,047)	(6,755)	457,689	191,572

—	—	—	—	—	—	—

(834,324)	(67,217)	(247,487)	(712,847)	(3,642)	618,266	180,527
2,815,980	570,890	1,515,879	2,458,374	1,230,281	1,542,543	289,766

$1,981,656	$503,673	$1,268,392	$1,745,527	$1,226,639	$2,160,809	$470,293

$12,377	$(2,109)	$7,008	$(5,259)	$(4,824)	$(23,375)	$(6,101)
(134,815)	23,418	(38,514)	(23,687)	93,503	(28,335)	(5,292)
55,528	31,737	—	164,168	71,679	242,775	—
229,118	(16,944)	23,661	152,163	(48,088)	(159,312)	(5,589)

162,208	36,102	(7,845)	287,385	112,270	31,753	(16,982)

2,733	1,300	1,999	23,930	5,464	14,080	—
(137,842)	5,529	159,718	464,121	80,937	(440,669)	255,398
(114,897)	(76,158)	(193,331)	(92,923)	(245,266)	(95,879)	(39,708)
(1,888)	—	—	(8,344)	—	—	—
(1,113)	(346)	(666)	(853)	(684)	(809)	(179)
(85)	1	—	870	(1)	1	—

(253,092)	(69,674)	(32,280)	386,801	(159,550)	(523,276)	215,511

—	—	—	—	—	—	—

(90,884)	(33,572)	(40,125)	674,186	(47,280)	(491,523)	198,529
1,981,656	503,673	1,268,392	1,745,527	1,226,639	2,160,809	470,293

$1,890,772	$470,101	$1,228,267	$2,419,713	$1,179,359	$1,669,286	$668,822

B-17

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	AB VPS Value Class B	Davis Financial	Davis Real Estate

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$3,842	$(3,726)	$16,482
Net realized gain/(loss) from sale of investments	83,246	110,834	847,716
Reinvested realized gain distributions	—	146,570	—
Net change in unrealized appreciation/(depreciation) of investments	(141,932)	(253,434)	(797,900)

Net increase/(decrease) resulting from operations	(54,844)	244	66,298

2015 Contract Transactions
Contract purchase payments	6,655	6,263	19,692
Transfers between investment divisions, net	(203,684)	25,925	(1,929,342)
Transfers for annuity benefits, surrenders and partial withdrawals	(99,677)	(77,617)	(477,623)
Transfers on account of death	—	(14,099)	(18,531)
Contract fees	(393)	(632)	(2,591)
Transfers–other	—	(92)	(27)

Net increase/(decrease) from contract transactions	(297,099)	(60,252)	(2,408,422)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(351,943)	(60,008)	(2,342,124)
Net Assets at December 31, 2014	947,002	1,259,106	6,887,065

Net Assets at December 31, 2015	$595,059	$1,199,098	$4,544,941

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$915	$10,377	$23,541
Net realized gain/(loss) from sale of investments	19,882	(26,620)	354,287
Reinvested realized gain distributions	—	181,023	—
Net change in unrealized appreciation/(depreciation) of investments	28,140	(8,469)	15,076

Net increase/(decrease) resulting from operations	48,937	156,311	392,904

2016 Contract Transactions
Contract purchase payments	—	1,969	10,124
Transfers between investment divisions, net	34,770	1,329,950	14,962
Transfers for annuity benefits, surrenders and partial withdrawals	(45,113)	(52,328)	(322,056)
Transfers on account of death	—	(1,410)	(590)
Contract fees	(275)	(653)	(2,530)
Transfers–other	—	27	11

Net increase/(decrease) from contract transactions	(10,618)	1,277,555	(300,079)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	38,319	1,433,866	92,825
Net Assets at December 31, 2015	595,059	1,199,098	4,544,941

Net Assets at December 31, 2016	$633,378	$2,632,964	$4,637,766

See notes to financial statements.

B-18

Investment Divisions
Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2

$(27,179)	$(55,410)	$81,916	$(22,016)	$(145,215)	$(163,050)	$46,852
(412,806)	1,299,440	320,513	141,915	892,954	—	302,559
970,375	1,795,369	458,035	190,810	2,330,716	—	—
(468,510)	(3,116,126)	(1,088,086)	(231,521)	(3,395,080)	—	(568,017)

61,880	(76,727)	(227,622)	79,188	(316,625)	(163,050)	(218,606)

26,896	86,746	24,836	2,400	26,118	190,127	12,175
(93,073)	(943,076)	(287,092)	(181,688)	(899,005)	18,899,871	(254,911)
(1,039,857)	(2,343,837)	(400,064)	(89,410)	(2,902,809)	(2,657,383)	(487,649)
(20,023)	(22,295)	(43,129)	—	(64,390)	(389,860)	(8,718)
(3,656)	(8,797)	(2,184)	(703)	(8,647)	(8,469)	(1,549)
(245)	617	(4,109)	57	80	270,296	287

(1,129,958)	(3,230,642)	(711,742)	(269,344)	(3,848,653)	16,304,582	(740,365)

—	—	—	—	—	(598,230)	—

(1,068,078)	(3,307,369)	(939,364)	(190,156)	(4,165,278)	15,543,302	(958,971)
7,192,181	20,554,980	5,109,936	1,997,926	19,936,504	—	3,459,548

$6,124,103	$17,247,611	$4,170,572	$1,807,770	$15,771,226	$15,543,302	$2,500,577

$(744)	$(78,981)	$52,424	$(14,357)	$(115,166)	$(189,524)	$17,349
(76,398)	1,501,660	98,460	15,755	422,633	—	100,060
785,780	1,315,356	273,307	36,924	950,116	—	82,949
(182,661)	(1,746,895)	241,194	(78,203)	286,145	—	(54,490)

525,977	991,140	665,385	(39,881)	1,543,728	(189,524)	145,868

17,839	81,114	23,341	1,000	30,901	110,998	7,545
(436,456)	(977,070)	829,080	(357,845)	(266,532)	2,966,368	(130,211)
(762,115)	(1,563,458)	(499,558)	(54,870)	(865,454)	(3,384,220)	(247,151)
(14,186)	(309,508)	—	—	(519,685)	(668,055)	(7,861)
(3,165)	(7,620)	(2,073)	(593)	(7,249)	(12,798)	(1,208)
11	(520)	24	33	(925)	317,676	47

(1,198,072)	(2,777,062)	350,814	(412,275)	(1,628,944)	(670,031)	(378,839)

—	—	—	—	—	(367,896)	—

(672,095)	(1,785,922)	1,016,199	(452,156)	(85,216)	(1,227,451)	(232,971)
6,124,103	17,247,611	4,170,572	1,807,770	15,771,226	15,543,302	2,500,577

$5,452,008	$15,461,689	$5,186,771	$1,355,614	$15,686,010	$14,315,851	$2,267,606

B-19

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(8,689)	$(45)	$(6,430)
Net realized gain/(loss) from sale of investments	405,205	32,961	58,283
Reinvested realized gain distributions	307,994	719,799	206,414
Net change in unrealized appreciation/(depreciation) of investments	(613,333)	(419,123)	(239,317)

Net increase/(decrease) resulting from operations	91,177	333,592	18,950

2015 Contract Transactions
Contract purchase payments	2,884	13,256	8,750
Transfers between investment divisions, net	(70,256)	1,115,715	478,827
Transfers for annuity benefits, surrenders and partial withdrawals	(359,427)	(240,821)	(36,566)
Transfers on account of death	(19,919)	(6,949)	(49,238)
Contract fees	(1,303)	(1,657)	(609)
Transfers–other	369	(59)	—

Net increase/(decrease) from contract transactions	(447,652)	879,485	401,164

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(356,475)	1,213,077	420,114
Net Assets at December 31, 2014	2,943,234	3,133,501	742,780

Net Assets at December 31, 2015	$2,586,759	$4,346,578	$1,162,894

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(10,917)	$(12,030)	$(6,149)
Net realized gain/(loss) from sale of investments	138,664	(239,494)	(122,580)
Reinvested realized gain distributions	228,781	468,909	62,222
Net change in unrealized appreciation/(depreciation) of investments	(39,303)	(186,156)	64,124

Net increase/(decrease) resulting from operations	317,225	31,229	(2,383)

2016 Contract Transactions
Contract purchase payments	14,304	1,818	150
Transfers between investment divisions, net	1,094,965	(952,962)	(465,885)
Transfers for annuity benefits, surrenders and partial withdrawals	(191,297)	(231,928)	(25,401)
Transfers on account of death	(2,415)	(7,292)	—
Contract fees	(1,389)	(1,783)	(592)
Transfers–other	326	(43)	(1)

Net increase/(decrease) from contract transactions	914,494	(1,192,190)	(491,729)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	1,231,719	(1,160,961)	(494,112)
Net Assets at December 31, 2015	2,586,759	4,346,578	1,162,894

Net Assets at December 31, 2016	$3,818,478	$3,185,617	$668,782

See notes to financial statements.

B-20

Investment Divisions
Janus Aspen Global Research Institutional Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

$(5,819)	$(15,578)	$(16,644)	$(29,625)	$(2,666)	$143,377
73,457	45,789	146,115	72,578	24,999	314,106
—	79,623	722,234	74,806	43,849	382,829
(107,293)	(20,973)	(911,695)	(153,711)	(66,329)	(977,781)

(39,655)	88,861	(59,990)	(35,952)	(147)	(137,469)

2,265	5,146	85,089	17,814	6,722	96,589
87,554	230,071	(166,656)	(385,658)	(10,112)	(186,293)
(77,963)	(76,650)	(363,750)	(540,083)	(33,840)	(1,602,334)
(38,202)	—	—	(24,350)	—	(42,191)
(860)	(379)	(1,763)	(1,158)	(203)	(5,651)
(2,807)	—	5	(2,664)	—	(672)

(30,013)	158,188	(447,075)	(936,099)	(37,433)	(1,740,552)

—	—	—	—	—	—

(69,668)	247,049	(507,065)	(972,051)	(37,580)	(1,878,021)
1,104,775	1,478,178	6,953,006	3,058,172	605,740	11,541,133

$1,035,107	$1,725,227	$6,445,941	$2,086,121	$568,160	$9,663,112

$(740)	$(16,784)	$(20,125)	$(21,217)	$(1,929)	$160,819
54,971	149,692	123,739	(139,446)	37,811	193,866
—	88,928	679,258	82,304	66,514	307,741
(49,725)	(222,670)	(345,765)	191,186	(55,615)	55,136

4,506	(834)	437,107	112,827	46,781	717,562

1,300	29,302	55,724	11,369	1,017	30,047
(14,476)	(75,525)	1,473	(198,664)	172,576	(70,215)
(118,130)	(77,966)	(588,737)	(124,702)	(95,307)	(804,068)
—	—	—	(51,452)	—	(20,325)
(767)	(444)	(1,656)	(919)	(198)	(4,841)
(66)	84	—	552	14	181

(132,139)	(124,549)	(533,196)	(363,816)	78,102	(869,221)

—	—	—	—	—	—

(127,633)	(125,383)	(96,089)	(250,989)	124,883	(151,659)
1,035,107	1,725,227	6,445,941	2,086,121	568,160	9,663,112

$907,474	$1,599,844	$6,349,852	$1,835,132	$693,043	$9,511,453

B-21

THE GUARDIAN SEPARATE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS (December 31, 2016)

NOTE 1 — ORGANIZATION

The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989, and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the thirty-eight investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or Contract Anniversary Enhanced Death Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The thirty-eight investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series
(formerly the RS Large Cap Alpha VIP Series)

Victory S&P 500 Index VIP Series
(formerly the RS S&P 500 Index VIP Series)

Victory High Yield VIP Series
(formerly the RS High Yield VIP Series)

Victory INCORE Low Duration Bond VIP Series
(formerly the RS Low Duration Bond VIP Series)

Victory RS Small Cap Growth Equity VIP Series
(formerly the RS Small Cap Growth Equity VIP Series)

Victory RS International VIP Series
(formerly the RS International VIP Series)

Victory Sophus Emerging Markets VIP Series
(formerly the RS Emerging Markets VIP Series)

Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Managed Volatility Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Growth and Income Fund Series II

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund® Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio
Service Class 2

Templeton Growth VIP Fund Class 2

Janus Aspen Enterprise Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares

Janus Aspen Janus Portfolio Institutional Shares

Janus Aspen Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-22

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2016, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2016, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2016, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $661,166,108.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2016, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-23

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2016 or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 15, 2017, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-24

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	$11,400,480	$25,339,560
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	1,388,642	2,264,142
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	572,580	484,458
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	107,218	468,193
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	577,325	4,009,272
Victory RS International VIP Series (formerly the RS International VIP Series)	921,287	4,663,923
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	3,470,374	4,572,221
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	2,255,129	5,003,015
Gabelli Capital Asset Fund	3,524,713	5,544,980
Value Line Centurion Fund	247,146	4,469,249
Value Line Strategic Asset Management Trust	17,661,381	21,172,200
Invesco V.I. American Franchise Fund Series I	355,632	161,892
Invesco V.I. Managed Volatility Fund Series I	103,885	289,988
Invesco V.I. Core Equity Fund Series I	90,562	130,958
Invesco V.I. Government Securities Fund Series II	507,930	532,655
Invesco V.I. Growth and Income Fund Series II	898,860	353,376
AB VPS Growth and Income Portfolio Class B	307,973	401,192
AB VPS Large Cap Growth Portfolio Class B	746,867	1,051,368
AB VPS Global Thematic Growth Portfolio Class B	455,681	246,169
AB VPS Value Portfolio Class B	129,489	138,937
Davis Financial Portfolio	1,784,159	313,038
Davis Real Estate Portfolio	1,174,881	1,460,668
Davis Value Portfolio	916,229	1,330,912
Fidelity VIP Contrafund Portfolio Service Class	2,221,763	3,767,177
Fidelity VIP Equity-Income Portfolio Service Class	1,545,767	877,670
Fidelity VIP Growth Opportunities Portfolio Service Class	234,597	625,622
Fidelity VIP Mid Cap Portfolio Service Class	1,434,358	2,229,488
Fidelity VIP Government Money Market Portfolio Service Class 2	7,328,132	8,190,846
Templeton Growth VIP Fund Class 2	348,420	628,183
Janus Aspen Enterprise Portfolio Institutional Shares	1,631,662	496,735
Janus Aspen Forty Portfolio Institutional Shares	831,979	1,569,743
Janus Aspen Janus Portfolio Institutional Shares	67,585	505,197
Janus Aspen Global Research Portfolio Institutional Shares	49,616	182,498
MFS Growth Series Initial Class	564,442	617,411
MFS Investors Trust Series Initial Class	932,103	806,904
MFS New Discovery Series Initial Class	389,744	693,257
MFS Research Series Initial Class	346,236	202,438
MFS Total Return Series Initial Class	729,234	1,120,986

Total	$68,254,059	$106,916,519

B-25

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2015 and 2016, contract fees amounted to $471,117 and $412,301, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .30%;

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%. There were no contracts outstanding with this option.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, had a majority interest in RS Investment Management Co. LLC (“RS Investments”) until July 29, 2016, a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

Effective July 29, 2016, RS Investments was acquired by Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party investment adviser. As a result of this acquisition, each of the RS funds was reorganized into a corresponding, newly-formed funds within the Victory Capital family of funds. RS Investments and RSFD transferred by novation all of its rights and obligations to Victory Capital.

RS Investments served as investment adviser and administrator to each of the Variable Product Funds Series (RS Funds) until July 29, 2016. Park Avenue Institutional Advisers LLC (PAIA), a wholly-owned subsidiary of GIS, served as the sub-advisor to certain RS Funds until July 29, 2016. RS Funds Distributor (RSFD), a wholly-owned subsidiary of RS Investments, served as the sole distributor of the RS Funds until July 29, 2016.

In addition, RS Investments and PAIA also had the roles described below prior to July 29, 2016.

RS Investments provided day-to-day investment management services to the following funds:

• Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series) • Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	• Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series) • Victory RS International VIP Series (formerly the RS International VIP Series)

As sub-adviser, PAIA provided day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of PAIA’s performance:

• Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series) • Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	• Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series) • Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)

B-26

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

Under an investment sub-advisory agreements between Victory Capital and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Management, LLC, Massachusetts Financial Services Company and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Purchase Payment Contract.

Numbers of Contract Years Completed from Date of the Premium Payment	Contingent Deferred Sales Charge Percentage
0	6%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or 6% of the total amount being withdrawn.

For the years ended December 31, 2015 and 2016, contingent deferred sales charges were $71,090 and $41,427, respectively.

B-27

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2016 and 2015, were as follows:

	2016			2015
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	14,942	384,624	(369,682)	18,092	636,587	(618,495)
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	2,824	67,925	(65,101)	90,228	180,035	(89,807)
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	10,327	12,410	(2,083)	896	34,734	(33,838)
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	102	29,822	(29,720)	89	80,449	(80,360)
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	2,932	96,384	(93,452)	23,257	77,152	(53,895)
Victory RS International VIP Series (formerly the RS International VIP Series)	9,251	132,821	(123,570)	16,725	198,570	(181,845)
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	859	34,509	(33,650)	2,396	71,487	(69,091)
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	7,381	115,271	(107,890)	8,255	283,515	(275,260)
RS Money Market VIP Series	—	—	—	14,255	1,293,605	(1,279,350)
Gabelli Capital Asset Fund	2,952	81,405	(78,453)	5,498	124,563	(119,065)
Value Line Centurion Fund	4,548	80,008	(75,460)	4,807	129,306	(124,499)
Value Line Strategic Asset Management Trust	7,403	244,110	(236,707)	13,178	496,776	(483,598)
Invesco V.I. American Franchise Fund Series I	19,156	5,211	13,945	62	18,408	(18,346)
Invesco V.I. Managed Volatility Fund Series I	174	15,986	(15,812)	1,770	48,772	(47,002)
Invesco V.I. Core Equity Fund Series I	510	6,438	(5,928)	102	2,408	(2,306)
Invesco V.I. Government Securities Fund Series II	18,276	21,263	(2,987)	4,891	31,732	(26,841)
Invesco V.I. Growth and Income Fund Series II	21,393	5,801	15,592	1,612	31,009	(29,397)
AB VPS Growth and Income Portfolio Class B	4,793	12,026	(7,233)	10,285	10,499	(214)
AB VPS Large Cap Growth Portfolio Class B	1,234	25,858	(24,624)	26,600	4,029	22,571
AB VPS Global Thematic Growth Portfolio Class B	—	10,170	(10,170)	11,950	1,209	10,741
AB VPS Value Portfolio Class B	6,861	7,893	(1,032)	382	18,072	(17,690)
Davis Financial Portfolio	63,559	3,416	60,143	1,187	4,890	(3,703)
Davis Real Estate Portfolio	1,962	9,582	(7,620)	562	71,065	(70,503)
Davis Value Portfolio	1,047	70,442	(69,395)	1,569	66,320	(64,751)
Fidelity VIP Contrafund Portfolio Service Class	3,495	121,938	(118,443)	3,666	143,068	(139,402)
Fidelity VIP Equity-Income Portfolio Service Class	42,609	26,644	15,965	1,473	44,255	(42,782)
Fidelity VIP Growth Opportunities Portfolio Service Class	64	26,336	(26,272)	145	16,596	(16,451)
Fidelity VIP Mid Cap Portfolio Service Class	780	38,690	(37,910)	635	93,765	(93,130)

B-28

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	2016			2015
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity VIP Government Money Market Portfolio Service Class 2	390,801	480,102	(89,301)	1,951,300	369,322	1,581,978
Templeton Growth VIP Fund Class 2	482	27,075	(26,593)	727	45,711	(44,984)
Janus Aspen Enterprise Portfolio Institutional Shares	72,599	13,827	58,772	204	30,483	(30,279)
Janus Aspen Forty Portfolio Institutional Shares	662	59,896	(59,234)	56,903	12,888	44,015
Janus Aspen Janus Portfolio Institutional Shares	12	37,638	(37,626)	36,697	6,787	29,910
Janus Aspen Global Research Portfolio Institutional Shares	138	13,820	(13,682)	8,625	11,791	(3,166)
MFS Growth Series Initial Class	2,991	13,704	(10,713)	17,242	5,735	11,507
MFS Investors Trust Series Initial Class	3,197	28,579	(25,382)	3,896	24,496	(20,600)
MFS New Discovery Series Initial Class	591	20,457	(19,866)	892	46,846	(45,954)
MFS Research Series Initial Class	10,729	5,825	4,904	423	2,687	(2,264)
MFS Total Return Series Initial Class	1,411	41,981	(40,570)	7,014	96,781	(89,767)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represents amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)(6)
2016	2,788,391	$77.96	$217,392,418	1.15%	1.12%	7.77%
2015	3,072,671	72.34	222,285,760	1.15%	1.23%	-3.13%
2014	3,607,063	74.68	269,390,219	1.15%	1.23%	12.27%
2013	4,143,407	66.52	275,617,361	1.15%	1.26%	37.12%
2012	4,639,405	48.51	225,064,765	1.15%	1.99%	15.18%
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)(6)
2016	388,871	$17.82	$6,928,214	1.15%	2.00%	10.46%
2015	447,047	16.13	7,210,467	1.15%	1.66%	-0.13%
2014	541,459	16.15	8,745,020	1.15%	1.90%	12.12%
2013	530,774	14.41	7,645,945	1.15%	1.89%	30.49%
2012	529,482	11.04	5,845,016	1.15%	1.80%	14.34%
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)(6)
2016	121,018	$21.36	$2,584,420	1.15%	6.80%	14.11%
2015	122,662	18.72	2,295,642	1.15%	6.01%	-5.68%
2014	156,478	19.84	3,104,846	1.15%	5.66%	-1.98%
2013	205,105	20.24	4,151,905	1.15%	6.16%	5.71%
2012	237,846	19.15	4,554,466	1.15%	6.69%	13.25%

B-29

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)(6)
2016	210,199	$12.17	$2,557,729	1.15%	1.27%	0.87%
2015	238,772	12.06	2,880,396	1.15%	1.16%	-0.69%
2014	316,608	12.15	3,845,850	1.15%	1.53%	-0.24%
2013	378,649	12.18	4,610,381	1.15%	1.61%	-0.91%
2012	387,307	12.29	4,759,312	1.15%	1.87%	1.97%
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)(6)
2016	516,309	$38.30	$19,772,749	1.15%	0.00%	0.27%
2015	607,609	38.19	23,207,075	1.15%	0.00%	-0.54%
2014	658,392	38.40	25,282,881	1.15%	0.00%	8.86%
2013	763,059	35.27	26,916,884	1.15%	0.00%	48.41%
2012	829,028	23.77	19,705,175	1.15%	0.00%	14.17%
Victory RS International VIP Series (formerly the RS International VIP Series)(6)
2016	1,004,762	$34.44	$34,608,135	1.15%	2.05%	0.43%
2015	1,117,526	34.30	38,328,711	1.15%	1.92%	-0.32%
2014	1,291,809	34.41	44,447,453	1.15%	1.94%	-6.39%
2013	1,464,215	36.75	53,816,867	1.15%	1.32%	18.73%
2012	1,683,958	30.96	52,131,278	1.15%	1.14%	16.99%
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)(6)
2016	345,545	$33.98	$11,740,779	1.15%	0.84%	10.28%
2015	377,598	30.81	11,633,378	1.15%	0.41%	-13.74%
2014	446,005	35.72	15,930,264	1.15%	0.95%	-4.82%
2013	551,780	37.53	20,705,651	1.15%	0.22%	-4.59%
2012	712,139	39.33	28,007,282	1.15%	0.63%	12.28%
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)(6)
2016	830,811	$35.44	$29,447,871	1.15%	2.28%	2.34%
2015	927,547	34.63	32,125,153	1.15%	2.29%	-0.83%
2014	1,184,064	34.92	41,351,810	1.15%	2.76%	4.33%
2013	1,363,330	33.47	45,634,208	1.15%	2.34%	-2.76%
2012	1,722,441	34.42	59,289,180	1.15%	2.81%	5.14%
RS Money Market VIP Series(4)
2016	—	$—	$—	—	—	—
2015	—	—	—	—	—	—
2014	1,219,504	15.58	19,004,401	1.15%	0.01%	-1.15%
2013	1,624,562	15.76	25,611,053	1.15%	0.01%	-1.14%
2012	2,032,407	15.95	32,411,775	1.15%	0.01%	-1.15%
Gabelli Capital Asset Fund
2016	505,290	$61.89	$31,273,668	1.15%	0.59%	12.93%
2015	577,402	54.80	31,644,480	1.15%	0.43%	-9.85%
2014	693,097	60.80	42,137,695	1.15%	0.42%	-0.59%
2013	813,931	61.16	49,778,911	1.15%	0.67%	35.95%
2012	851,439	44.99	38,302,460	1.15%	1.45%	15.99%

B-30

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Value Line Centurion Fund
2016	601,437	$60.42	$36,341,517	1.15%	0.19%	5.63%
2015	661,031	57.20	37,813,486	1.15%	0.35%	-0.08%
2014	777,286	57.25	44,500,836	1.15%	0.22%	8.00%
2013	878,291	53.01	46,559,779	1.15%	0.55%	29.46%
2012	996,997	40.95	40,825,920	1.15%	0.00%	13.96%
Value Line Strategic Asset Management Trust
2016	1,573,224	$81.68	$128,499,770	1.15%	0.60%	4.30%
2015	1,762,958	78.32	138,067,018	1.15%	0.68%	-0.28%
2014	2,221,007	78.54	174,430,064	1.15%	0.48%	7.26%
2013	2,558,166	73.22	187,306,837	1.15%	0.82%	20.23%
2012	2,857,063	60.90	173,993,189	1.15%	0.63%	14.10%
Invesco V.I. American Franchise Fund Series I
2016	52,665	$11.19	$589,081	1.15%	0.00%	1.09%
2015	38,154	11.07	422,178	1.15%	0.00%	3.80%
2014	56,500	10.66	602,297	1.15%	0.04%	7.19%
2013	60,736	9.94	604,005	1.15%	0.40%	38.53%
2012	48,853	7.18	350,714	1.15%	0.00%	11.27%
Invesco V.I. Managed Volatility Fund Series I
2016	103,475	$17.33	$1,793,588	1.15%	1.85%	9.34%
2015	118,452	15.85	1,877,809	1.15%	1.29%	-3.28%
2014	166,249	16.39	2,724,843	1.15%	3.02%	19.18%
2013	159,574	13.75	2,194,490	1.15%	2.76%	9.48%
2012	210,796	12.56	2,647,796	1.15%	2.93%	2.41%
Invesco V.I. Core Equity Fund Series I
2016	30,677	$13.26	$406,919	1.15%	0.75%	8.99%
2015	36,447	12.17	443,568	1.15%	1.12%	-6.85%
2014	38,135	13.07	498,263	1.15%	0.91%	6.90%
2013	44,167	12.22	539,813	1.15%	1.24%	27.76%
2012	58,408	9.57	558,737	1.15%	0.96%	12.57%
Invesco V.I. Government Securities Fund Series II
2016	112,999	$10.45	$1,180,991	1.15%	1.72%	-0.16%
2015	115,983	10.47	1,214,150	1.15%	1.75%	-1.09%
2014	142,820	10.58	1,511,556	1.15%	2.74%	2.69%
2013	144,609	10.31	1,490,450	1.15%	3.21%	-3.97%
2012	188,710	10.73	2,025,432	1.15%	2.96%	1.04%
Invesco V.I. Growth and Income Fund Series II
2016	95,819	$23.86	$2,286,431	1.15%	0.89%	18.05%
2015	78,706	20.21	1,590,882	1.15%	2.51%	-4.42%
2014	108,739	21.15	2,299,699	1.15%	1.52%	8.70%
2013	134,731	19.46	2,621,311	1.15%	1.20%	32.23%
2012	146,911	14.71	2,161,617	1.15%	1.30%	13.03%

B-31

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
AB VPS Growth and Income Portfolio Class B
2016	46,597	$21.27	$991,228	1.15%	0.79%	9.79%
2015	52,098	19.38	1,009,443	1.15%	1.18%	0.26%
2014	50,384	19.33	973,685	1.15%	1.11%	8.03%
2013	66,391	17.89	1,187,626	1.15%	0.98%	33.04%
2012	68,493	13.45	920,909	1.15%	1.42%	15.89%
AB VPS Large Cap Growth Portfolio Class B
2016	77,355	$21.01	$1,625,504	1.15%	0.00%	1.17%
2015	101,025	20.77	2,098,252	1.15%	0.00%	9.58%
2014	78,300	18.95	1,484,086	1.15%	0.00%	12.53%
2013	63,998	16.84	1,077,935	1.15%	0.00%	35.42%
2012	69,092	12.44	859,329	1.15%	0.03%	15.36%
AB VPS Global Thematic Growth Portfolio Class B
2016	16,878	$12.77	$215,494	1.15%	0.00%	-2.02%
2015	26,175	13.03	341,067	1.15%	0.00%	1.47%
2014	15,407	12.84	197,850	1.15%	0.00%	3.60%
2013	26,733	12.40	331,369	1.15%	0.02%	21.51%
2012	26,725	10.20	272,618	1.15%	0.00%	11.94%
AB VPS Value Portfolio Class B
2016	34,051	$17.80	$606,056	1.15%	1.35%	10.01%
2015	34,744	16.18	562,131	1.15%	1.62%	-8.24%
2014	52,434	17.63	924,501	1.15%	1.53%	9.50%
2013	78,715	16.10	1,267,462	1.15%	2.17%	34.92%
2012	56,799	11.93	677,857	1.15%	1.65%	14.21%
Davis Financial Portfolio
2016	123,443	$21.27	$2,625,495	1.15%	2.03%	12.93%
2015	62,904	18.83	1,184,684	1.15%	0.86%	0.83%
2014	66,606	18.68	1,244,049	1.15%	1.35%	11.55%
2013	67,880	16.74	1,136,560	1.15%	0.52%	29.75%
2012	70,860	12.90	914,407	1.15%	1.91%	17.46%
Davis Real Estate Portfolio
2016	118,309	$37.07	$4,385,850	1.15%	1.65%	8.43%
2015	125,320	34.19	4,284,435	1.15%	1.50%	0.48%
2014	194,738	34.02	6,625,849	1.15%	1.22%	26.08%
2013	183,726	26.99	4,958,179	1.15%	1.12%	-2.46%
2012	254,424	27.67	7,038,956	1.15%	1.06%	15.80%
Davis Value Portfolio
2016	263,696	$19.04	$5,020,267	1.15%	1.18%	10.59%
2015	327,297	17.21	5,634,317	1.15%	0.76%	0.43%
2014	387,806	17.14	6,647,567	1.15%	0.89%	4.84%
2013	449,636	16.35	7,351,644	1.15%	0.83%	31.89%
2012	535,791	12.40	6,641,941	1.15%	1.59%	11.78%
Fidelity VIP Contrafund Portfolio Service Class
2016	592,114	$24.67	$14,607,701	1.15%	0.69%	6.67%
2015	707,215	23.13	16,356,677	1.15%	0.88%	-0.60%
2014	842,177	23.27	19,595,376	1.15%	0.84%	10.53%
2013	939,654	21.05	19,780,380	1.15%	0.97%	29.64%
2012	1,048,875	16.24	17,031,745	1.15%	1.15%	14.97%

B-32

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Fidelity VIP Equity-Income Portfolio Service Class
2016	231,318	$21.24	$4,913,658	1.15%	2.41%	16.54%
2015	214,928	18.23	3,917,422	1.15%	2.93%	-5.19%
2014	257,571	19.22	4,951,730	1.15%	2.47%	7.40%
2013	306,812	17.90	5,492,102	1.15%	2.34%	26.54%
2012	344,798	14.15	4,877,558	1.15%	3.03%	15.84%
Fidelity VIP Growth Opportunities Portfolio Service Class
2016	80,610	$16.63	$1,340,320	1.15%	0.22%	-0.91%
2015	105,348	16.78	1,767,721	1.15%	0.06%	4.27%
2014	120,895	16.09	1,945,545	1.15%	0.10%	10.81%
2013	151,282	14.52	2,196,970	1.15%	0.18%	36.19%
2012	230,016	10.66	2,452,666	1.15%	0.31%	18.09%
Fidelity VIP Mid Cap Portfolio Service Class
2016	337,806	$43.54	$14,709,524	1.15%	0.42%	10.82%
2015	372,645	39.29	14,642,267	1.15%	0.37%	-2.63%
2014	463,443	40.36	18,702,301	1.15%	0.15%	4.98%
2013	529,601	38.44	20,359,148	1.15%	0.40%	34.50%
2012	612,383	28.58	17,503,215	1.15%	0.49%	13.43%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)(5)
2016	1,453,270	$9.81	$14,251,494	1.15%	0.01%	-1.15%
2015	1,532,624	9.92	15,204,384	1.15%	0.01%	-0.80%
Templeton Growth VIP Fund Class 2
2016	129,823	$16.78	$2,178,920	1.15%	1.99%	8.36%
2015	155,395	15.49	2,406,979	1.15%	2.67%	-7.56%
2014	199,135	16.76	3,336,815	1.15%	1.40%	-3.93%
2013	238,665	17.44	4,162,917	1.15%	2.72%	29.32%
2012	254,651	13.49	3,434,805	1.15%	2.04%	19.67%
Janus Aspen Enterprise Portfolio Institutional Shares
2016	222,920	$16.10	$3,588,515	1.15%	0.83%	11.07%
2015	163,351	14.49	2,367,574	1.15%	0.88%	2.83%
2014	193,691	14.09	2,729,965	1.15%	0.16%	11.23%
2013	203,038	12.67	2,572,831	1.15%	0.51%	30.86%
2012	223,930	9.68	2,168,462	1.15%	0.00%	15.94%
Janus Aspen Forty Portfolio Institutional Shares
2016	149,334	$20.18	$3,012,843	1.15%	0.84%	1.02%
2015	208,415	19.97	4,162,492	1.15%	1.18%	10.93%
2014	165,284	18.00	2,975,825	1.15%	0.16%	7.48%
2013	202,873	16.75	3,398,324	1.15%	0.68%	29.72%
2012	297,269	12.91	3,838,737	1.15%	0.74%	22.73%
Janus Aspen Janus Portfolio Institutional Shares
2016	46,004	$12.92	$594,260	1.15%	0.52%	-0.66%
2015	83,361	13.00	1,083,953	1.15%	0.63%	4.13%
2014	51,933	12.49	648,485	1.15%	0.34%	11.69%
2013	56,492	11.18	631,557	1.15%	0.88%	28.84%
2012	178,119	8.68	1,545,565	1.15%	0.74%	17.22%

B-33

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Janus Aspen Global Research Portfolio Institutional Shares
2016	88,345	$9.84	$869,415	1.15%	1.08%	0.89%
2015	101,870	9.75	993,692	1.15%	0.66%	-3.41%
2014	102,935	10.10	1,039,528	1.15%	1.06%	6.21%
2013	115,050	9.51	1,093,956	1.15%	1.19%	26.95%
2012	136,851	7.49	1,025,009	1.15%	0.82%	18.70%
MFS Growth Series Initial Class
2016	116,172	$13.62	$1,582,743	1.15%	0.04%	1.26%
2015	126,884	13.45	1,707,137	1.15%	0.15%	6.32%
2014	115,375	12.65	1,459,990	1.15%	0.10%	7.69%
2013	142,658	11.75	1,676,301	1.15%	0.23%	35.28%
2012	111,259	8.69	966,403	1.15%	0.00%	16.03%
MFS Investors Trust Series Initial Class
2016	267,459	$23.05	$6,165,889	1.15%	0.85%	7.34%
2015	291,751	21.48	6,266,246	1.15%	0.91%	-0.94%
2014	312,261	21.68	6,770,050	1.15%	0.93%	9.73%
2013	343,337	19.76	6,783,778	1.15%	1.07%	30.53%
2012	376,940	15.14	5,705,569	1.15%	0.91%	17.81%
MFS New Discovery Series Initial Class
2016	83,598	$20.49	$1,713,155	1.15%	0.00%	7.79%
2015	103,091	19.01	1,959,870	1.15%	0.00%	-3.01%
2014	149,042	19.60	2,921,516	1.15%	0.00%	-8.32%
2013	203,764	21.38	4,356,830	1.15%	0.00%	39.89%
2012	190,762	15.28	2,915,680	1.15%	0.00%	19.83%
MFS Research Series Initial Class
2016	40,327	$16.80	$677,565	1.15%	0.86%	7.48%
2015	35,422	15.63	553,726	1.15%	0.72%	-0.36%
2014	37,686	15.69	591,208	1.15%	0.83%	8.93%
2013	51,383	14.40	739,974	1.15%	0.30%	30.76%
2012	73,262	11.01	806,833	1.15%	0.81%	15.92%
MFS Total Return Series Initial Class
2016	410,481	$22.12	$9,081,533	1.15%	2.87%	7.84%
2015	448,805	20.52	9,207,839	1.15%	2.50%	-1.52%
2014	537,238	20.83	11,191,893	1.15%	1.90%	7.25%
2013	616,208	19.42	11,969,120	1.15%	1.78%	17.68%
2012	684,699	16.51	11,301,607	1.15%	2.75%	9.97%

B-34

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)(6)
2016	419,568	$21.24	$8,913,315	1.45%	1.12%	7.45%
2015	504,970	19.77	9,984,246	1.45%	1.23%	-3.43%
2014	589,073	20.47	12,060,244	1.45%	1.23%	11.94%
2013	669,744	18.29	12,249,585	1.45%	1.26%	36.71%
2012	772,267	13.38	10,331,891	1.45%	1.99%	14.83%
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)(6)
2016	14,380	$16.95	$243,724	1.45%	2.00%	10.13%
2015	21,305	15.39	327,890	1.45%	1.66%	-0.43%
2014	16,700	15.46	258,133	1.45%	1.90%	11.78%
2013	16,588	13.83	229,377	1.45%	1.89%	30.10%
2012	19,407	10.63	206,272	1.45%	1.80%	14.00%
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)(6)
2016	2,059	$20.32	$41,836	1.45%	6.80%	13.77%
2015	2,498	17.86	44,613	1.45%	6.01%	-5.96%
2014	2,520	18.99	47,849	1.45%	5.66%	-2.27%
2013	5,122	19.43	99,535	1.45%	6.16%	5.40%
2012	6,286	18.44	115,900	1.45%	6.69%	12.90%
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)(6)
2016	7,414	$11.71	$86,843	1.45%	1.27%	0.56%
2015	8,561	11.65	99,711	1.45%	1.16%	-0.99%
2014	11,085	11.76	130,403	1.45%	1.53%	-0.54%
2013	20,596	11.83	243,587	1.45%	1.61%	-1.21%
2012	17,079	11.97	204,470	1.45%	1.87%	1.66%
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)(6)
2016	23,978	$32.43	$777,484	1.45%	0.00%	-0.03%
2015	26,130	32.44	847,552	1.45%	0.00%	-0.84%
2014	29,242	32.71	956,501	1.45%	0.00%	8.54%
2013	36,025	30.14	1,085,723	1.45%	0.00%	47.96%
2012	40,819	20.37	831,431	1.45%	0.00%	13.82%
Victory RS International VIP Series (formerly the RS International VIP Series)(6)
2016	61,091	$19.38	$1,184,137	1.45%	2.05%	0.12%
2015	71,897	19.36	1,391,847	1.45%	1.92%	-0.62%
2014	79,459	19.48	1,547,800	1.45%	1.94%	-6.67%
2013	91,610	20.87	1,911,974	1.45%	1.32%	18.37%
2012	111,606	17.63	1,967,817	1.45%	1.14%	16.63%

B-35

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)(6)
2016	11,542	$32.64	$376,693	1.45%	0.84%	9.95%
2015	13,139	29.68	389,981	1.45%	0.41%	-14.00%
2014	13,823	34.51	477,089	1.45%	0.95%	-5.10%
2013	20,764	36.37	755,181	1.45%	0.22%	-4.87%
2012	28,007	38.23	1,070,782	1.45%	0.63%	11.94%
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)(6)
2016	67,549	$19.68	$1,329,604	1.45%	2.28%	2.03%
2015	78,703	19.29	1,518,305	1.45%	2.29%	-1.13%
2014	97,446	19.51	1,901,272	1.45%	2.76%	4.02%
2013	117,806	18.76	2,209,658	1.45%	2.34%	-3.05%
2012	144,413	19.35	2,793,896	1.45%	2.81%	4.82%
RS Money Market VIP Series(4)
2016	—	$—	$—	—	—	—
2015	—	—	—	—	—	—
2014	59,846	11.20	670,188	1.45%	0.01%	-1.45%
2013	63,240	11.36	718,592	1.45%	0.01%	-1.44%
2012	71,110	11.53	819,827	1.45%	0.01%	-1.44%
Gabelli Capital Asset Fund
2016	29,469	$37.40	$1,102,111	1.45%	0.59%	12.59%
2015	35,810	33.22	1,189,494	1.45%	0.43%	-10.13%
2014	39,180	36.96	1,448,048	1.45%	0.42%	-0.89%
2013	66,749	37.29	2,489,133	1.45%	0.67%	35.54%
2012	85,302	27.51	2,346,813	1.45%	1.45%	15.64%
Value Line Centurion Fund
2016	65,775	$17.28	$1,136,653	1.45%	0.19%	5.31%
2015	81,641	16.41	1,339,659	1.45%	0.35%	-0.38%
2014	89,885	16.47	1,480,602	1.45%	0.22%	7.67%
2013	96,048	15.30	1,469,359	1.45%	0.55%	29.07%
2012	104,858	11.85	1,242,847	1.45%	0.00%	13.61%
Value Line Strategic Asset Management Trust
2016	184,934	$27.85	$5,150,701	1.45%	0.60%	3.98%
2015	231,907	26.79	6,211,667	1.45%	0.68%	-0.58%
2014	257,456	26.94	6,936,249	1.45%	0.48%	6.94%
2013	314,617	25.19	7,926,139	1.45%	0.82%	19.87%
2012	378,783	21.02	7,960,890	1.45%	0.63%	13.76%
Invesco V.I. American Franchise Fund Series I
2016	804	$10.64	$8,553	1.45%	0.00%	0.78%
2015	1,370	10.56	14,461	1.45%	0.00%	3.49%
2014	1,370	10.20	13,982	1.45%	0.04%	6.87%
2013	1,371	9.55	13,092	1.45%	0.40%	38.11%
2012	1,372	6.91	9,486	1.45%	0.00%	10.94%
Invesco V.I. Managed Volatility Fund Series I
2016	5,770	$16.49	$95,147	1.45%	1.85%	9.01%
2015	6,605	15.13	99,916	1.45%	1.29%	-3.57%
2014	5,810	15.69	91,137	1.45%	3.02%	18.82%
2013	8,924	13.20	117,804	1.45%	2.76%	9.15%
2012	11,789	12.09	142,571	1.45%	2.93%	2.10%

B-36

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Invesco V.I. Core Equity Fund Series I
2016	4,834	$12.62	$61,000	1.45%	0.75%	8.66%
2015	4,992	11.61	57,967	1.45%	1.12%	-7.13%
2014	5,610	12.50	70,154	1.45%	0.91%	6.58%
2013	7,696	11.73	90,291	1.45%	1.24%	27.38%
2012	9,594	9.21	88,366	1.45%	0.96%	12.23%
Invesco V.I. Government Securities Fund Series II
2016	338	$10.27	$3,467	1.45%	1.72%	-0.46%
2015	341	10.32	3,521	1.45%	1.75%	-1.39%
2014	345	10.47	3,610	1.45%	2.74%	2.38%
2013	1,251	10.22	12,795	1.45%	3.21%	-4.26%
2012	1,257	10.68	13,425	1.45%	2.96%	0.74%
Invesco V.I. Growth and Income Fund Series II
2016	2,279	$22.83	$52,033	1.45%	0.89%	17.70%
2015	3,800	19.40	73,719	1.45%	2.51%	-4.71%
2014	3,164	20.36	64,412	1.45%	1.52%	8.37%
2013	3,303	18.79	62,043	1.45%	1.20%	31.83%
2012	3,435	14.25	48,939	1.45%	1.30%	12.69%
AB VPS Growth and Income Portfolio Class B
2016	3,852	$20.35	$78,405	1.45%	0.79%	9.46%
2015	5,584	18.60	103,847	1.45%	1.18%	-0.04%
2014	7,512	18.60	139,743	1.45%	1.11%	7.71%
2013	6,029	17.27	104,133	1.45%	0.98%	32.65%
2012	6,031	13.02	78,525	1.45%	1.42%	15.54%
AB VPS Large Cap Growth Portfolio Class B
2016	2,096	$20.11	$42,139	1.45%	0.00%	0.87%
2015	3,050	19.93	60,794	1.45%	0.00%	9.25%
2014	3,204	18.25	58,457	1.45%	0.00%	12.19%
2013	1,756	16.26	28,560	1.45%	0.00%	35.02%
2012	2,021	12.04	24,344	1.45%	0.03%	15.01%
AB VPS Global Thematic Growth Portfolio Class B
2016	6,487	$12.22	$79,241	1.45%	0.00%	-2.31%
2015	7,360	12.51	92,040	1.45%	0.00%	1.16%
2014	7,387	12.36	91,311	1.45%	0.00%	3.29%
2013	7,360	11.97	88,090	1.45%	0.02%	21.15%
2012	7,430	9.88	73,401	1.45%	0.00%	11.60%
AB VPS Value Portfolio Class B
2016	710	$17.03	$12,091	1.45%	1.35%	9.68%
2015	1,049	15.53	16,286	1.45%	1.62%	-8.51%
2014	1,049	16.97	17,807	1.45%	1.53%	9.17%
2013	1,209	15.55	18,795	1.45%	2.17%	34.52%
2012	1,008	11.56	11,653	1.45%	1.65%	13.87%
Davis Financial Portfolio
2016	111	$20.23	$2,248	1.45%	2.03%	12.59%
2015	507	17.97	9,113	1.45%	0.86%	0.53%
2014	508	17.88	9,074	1.45%	1.35%	11.22%
2013	1,652	16.07	26,552	1.45%	0.52%	29.36%
2012	1,653	12.42	20,538	1.45%	1.91%	17.11%

B-37

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Davis Real Estate Portfolio
2016	4,999	$35.27	$176,310	1.45%	1.65%	8.11%
2015	5,608	32.62	182,938	1.45%	1.50%	0.18%
2014	6,693	32.56	217,945	1.45%	1.22%	25.70%
2013	7,270	25.91	188,334	1.45%	1.12%	-2.75%
2012	8,587	26.64	228,725	1.45%	1.06%	15.45%
Davis Value Portfolio
2016	22,585	$18.11	$409,039	1.45%	1.18%	10.26%
2015	28,379	16.43	466,150	1.45%	0.76%	0.13%
2014	32,621	16.41	535,163	1.45%	0.89%	4.52%
2013	35,050	15.70	550,112	1.45%	0.83%	31.50%
2012	41,800	11.94	498,908	1.45%	1.59%	11.44%
Fidelity VIP Contrafund Portfolio Service Class
2016	29,993	$23.47	$703,922	1.45%	0.69%	6.35%
2015	33,335	22.07	735,653	1.45%	0.88%	-0.90%
2014	37,775	22.27	841,171	1.45%	0.84%	10.20%
2013	49,425	20.21	998,739	1.45%	0.97%	29.25%
2012	62,469	15.63	976,658	1.45%	1.15%	14.62%
Fidelity VIP Equity-Income Portfolio Service Class
2016	7,982	$20.21	$161,291	1.45%	2.41%	16.19%
2015	8,407	17.39	146,206	1.45%	2.93%	-5.48%
2014	8,546	18.40	157,234	1.45%	2.47%	7.08%
2013	9,804	17.18	168,468	1.45%	2.34%	26.16%
2012	13,004	13.62	177,110	1.45%	3.03%	15.49%
Fidelity VIP Growth Opportunities Portfolio Service Class
2016	963	$15.82	$15,231	1.45%	0.22%	-1.21%
2015	2,497	16.01	39,986	1.45%	0.06%	3.96%
2014	3,401	15.40	52,381	1.45%	0.10%	10.48%
2013	3,556	13.94	49,572	1.45%	0.18%	35.79%
2012	4,792	10.27	49,196	1.45%	0.31%	17.73%
Fidelity VIP Mid Cap Portfolio Service Class
2016	21,195	$41.42	$877,975	1.45%	0.42%	10.49%
2015	24,266	37.49	909,783	1.45%	0.37%	-2.92%
2014	26,598	38.62	1,027,270	1.45%	0.15%	4.66%
2013	27,275	36.90	1,006,506	1.45%	0.40%	34.10%
2012	31,845	27.52	876,371	1.45%	0.49%	13.09%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)(5)
2016	39,407	$9.76	$384,480	1.45%	0.01%	-1.45%
2015	49,354	9.90	488,597	1.45%	0.01%	-1.00%
Templeton Growth VIP Fund Class 2
2016	4,875	$16.06	$78,289	1.45%	1.99%	8.03%
2015	5,896	14.87	87,653	1.45%	2.67%	-7.84%
2014	7,140	16.13	115,178	1.45%	1.40%	-4.22%
2013	8,060	16.84	135,736	1.45%	2.72%	28.93%
2012	22,921	13.06	299,408	1.45%	2.04%	19.31%

B-38

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Janus Aspen Enterprise Portfolio Institutional Shares
2016	14,456	$15.31	$221,381	1.45%	0.83%	10.73%
2015	15,253	13.83	210,947	1.45%	0.88%	2.52%
2014	15,192	13.49	204,933	1.45%	0.16%	10.89%
2013	15,314	12.16	186,276	1.45%	0.51%	30.46%
2012	16,569	9.32	154,483	1.45%	0.00%	15.59%
Janus Aspen Forty Portfolio Institutional Shares
2016	4,026	$19.19	$77,273	1.45%	0.84%	0.71%
2015	4,179	19.06	79,647	1.45%	1.18%	10.60%
2014	3,295	17.23	56,770	1.45%	0.16%	7.16%
2013	3,569	16.08	57,396	1.45%	0.68%	29.33%
2012	7,939	12.43	98,708	1.45%	0.74%	22.36%
Janus Aspen Janus Portfolio Institutional Shares
2016	5,711	$12.29	$70,183	1.45%	0.52%	-0.96%
2015	5,980	12.41	74,200	1.45%	0.63%	3.82%
2014	7,498	11.95	89,606	1.45%	0.34%	11.36%
2013	7,779	10.73	83,484	1.45%	0.88%	28.45%
2012	8,276	8.35	69,144	1.45%	0.74%	16.87%
Janus Aspen Global Research Portfolio Institutional Shares
2016	2,259	$9.36	$21,146	1.45%	1.08%	0.58%
2015	2,416	9.31	22,491	1.45%	0.66%	-3.70%
2014	4,517	9.67	43,658	1.45%	1.06%	5.89%
2013	4,729	9.13	43,166	1.45%	1.19%	26.57%
2012	6,593	7.21	47,547	1.45%	0.82%	18.34%
MFS Growth Series Initial Class
2016	501	$12.96	$6,492	1.45%	0.04%	0.96%
2015	502	12.84	6,448	1.45%	0.15%	6.00%
2014	504	12.11	6,099	1.45%	0.10%	7.37%
2013	505	11.28	5,697	1.45%	0.23%	34.87%
2012	3,695	8.36	30,906	1.45%	0.00%	15.68%
MFS Investors Trust Series Initial Class
2016	7,321	$22.32	$163,391	1.45%	0.85%	7.01%
2015	8,411	20.86	175,408	1.45%	0.91%	-1.23%
2014	8,501	21.12	179,496	1.45%	0.93%	9.40%
2013	9,775	19.30	188,665	1.45%	1.07%	30.14%
2012	9,971	14.83	147,873	1.45%	0.91%	17.45%
MFS New Discovery Series Initial Class
2016	2,435	$19.50	$47,464	1.45%	0.00%	7.47%
2015	2,808	18.14	50,945	1.45%	0.00%	-3.30%
2014	2,811	18.76	52,729	1.45%	0.00%	-8.60%
2013	2,980	20.53	61,174	1.45%	0.00%	39.47%
2012	4,630	14.72	68,135	1.45%	0.00%	19.47%
MFS Research Series Initial Class
2016	967	$15.98	$15,463	1.45%	0.86%	7.16%
2015	968	14.92	14,434	1.45%	0.72%	-0.65%
2014	968	15.01	14,532	1.45%	0.83%	8.61%
2013	37	13.82	516	1.45%	0.30%	30.37%
2012	2,095	10.60	22,219	1.45%	0.81%	15.57%

B-39

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
MFS Total Return Series Initial Class
2016	12,532	$21.05	$263,760	1.45%	2.87%	7.51%
2015	14,778	19.58	289,308	1.45%	2.50%	-1.81%
2014	16,112	19.94	321,230	1.45%	1.90%	6.93%
2013	17,069	18.65	318,255	1.45%	1.78%	17.32%
2012	25,709	15.89	408,572	1.45%	2.75%	9.64%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including charges in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)

As of April 30, 2015, the RS Money Market VIP Series was liquidated and is no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

(5)	Portfolio commenced operations May 1, 2015
(6)	Refer to Note 4 of the Notes to Financial Statements.

B-40

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account D:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment options constituting The Guardian Separate Account D listed in Note 1 as of December 31, 2016 , the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlining fund companies provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 15, 2017

B-41

[This page intentionally left blank.]

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2016 and 2015

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2016	2015
Admitted assets
Bonds	$2,855	$2,762
Common stocks	101	—
Mortgage loans	314	227
Policy loans	82	121
Other invested assets	33	32
Cash, cash equivalents and short-term investments	126	32
Receivable for securities	7	11

Total invested assets	3,518	3,185

Due and accrued investment income	31	30
Net deferred tax asset	34	14
Income tax receivable	10	—
Other assets	19	24
Separate accounts assets	13,171	12,633

Total admitted assets	$16,783	$15,886

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,378	$3,091
Intercompany borrowed funds	148	105
Asset valuation reserve	29	21
Due to parent and affiliates	12	15
Income tax payable	—	4
Payable for securities	17	8
Other liabilities	46	39
Transfers from separate account due or accrued	(275)	(287)
Separate accounts liabilities	13,168	12,630

Total liabilities	16,523	15,626

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	482	382
Unassigned deficit	(224)	(124)

Total capital and surplus	260	260

Total liabilities, capital and surplus	$16,783	$15,886

See notes to statutory basis financial statements.

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2016	2015
Revenues
Premiums and annuity considerations
Direct	$1,342	$1,718
Ceded	(2,305)	(39)

Net premiums and annuity considerations	(963)	1,679
Reserve adjustments on reinsurance ceded	1,947	(27)
Net investment income	113	97
Service fees	321	313
Commissions and expense allowances on reinsurance ceded and other income	(14)	7

Total revenues	1,404	2,069

Benefits and expenses
Policyholder benefits	1,342	1,721
Net transfers (from) to separate accounts	(229)	66
General insurance expenses	104	117
Commissions and other expenses	120	143

Total benefits and expenses	1,337	2,047

Gain from operations before federal income taxes and realized capital losses from investments	67	22
Federal income tax benefit	(37)	(29)

Gain from operations, net of federal income taxes and before net realized capital losses	104	51
Net realized capital losses, net of tax and transfers to IMR	(244)	(75)

Net loss	$(140)	$(24)

See notes to statutory basis financial statements.

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2016	2015

Beginning of year balance	$260	$227

Adjustments to surplus
Net loss	(140)	(24)
Change in net unrealized capital gains, net of tax	2	8
Change in non-admitted assets	(9)	(13)
Change in net deferred taxes	31	19
Change in asset valuation reserve	(8)	(2)
Additional paid-in capital and contributed surplus	100	50
Gain in surplus as a result of reinsurance, net of tax	30	—
Prior year correction	(6)	(5)

Net adjustments to surplus	—	33

End of year balance	$260	$260

See notes to statutory basis financial statements.

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2016	2015
Cash flows from operating activities
Net premiums and annuity considerations	$1,212	$1,679
Investment income received	121	106
Service fees and other income received	310	310
Benefits and loss related payments	(1,251)	(1,299)
Net transfers from (to) separate accounts	240	(90)
Commissions, expenses and taxes paid	(223)	(258)
Federal income taxes recovered	29	46
Other	23	4

Net cash provided by operating activities	461	498

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	436	344
Derivatives, brokers and miscellaneous applications	27	21
Mortgage loans	8	6

Proceeds from investments sold or matured	471	371

Cost of investments acquired:
Bonds	537	650
Common stocks	100	—
Mortgage loans	94	105
Other invested assets	6	7
Derivatives, brokers and miscellaneous applications	250	87

Cost of investments acquired	987	849

Net (decrease) increase in policy loans, net of repayments	(39)	1

Net cash used in investing activities	(477)	(479)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	100	50
Intercompany borrowed funds	43	(72)
Net deposits on deposit-type contracts and other insurance liabilities	(33)	8

Net cash provided (used) by financing and miscellaneous activities	110	(14)

Net increase in cash, cash equivalents and short-term investments	94	5
Cash, cash equivalents and short-term investments, beginning of year	32	27

Cash, cash equivalents and short-term investments, end of year	$126	$32

See notes to statutory basis financial statements.

B-47

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance (See Note 7). In addition, GIAC entered into a transition services agreement, where Buyer will reimburse GIAC for certain accounting, IT, and other administrative services to the Buyer.

On July 29, 2016, Guardian sold its equity investment in RS Investments Management Co. LLC (“RS Investments”) to Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party. As a result of this sale, each of the RS funds was recognized into a corresponding newly-formed funds within the Victory Capital family of funds. In connection with this sale, RS Investments and RS Funds Distributor (“RSFD”) transferred by novation all of its rights and obligations to Victory Capital.

Prior to March 31, 2015, GIS operated as the distributor and underwriter for GIAC’s variable products. Effective March 31, 2015, PAS replaced GIS as the distributor and principal underwriter for GIAC’s variable products. RS Investments, a majority-owned subsidiary of GIS, served as the investment adviser on the RS Mutual Fund Family until July 29, 2016. GIS served as the sub-adviser to certain RS funds until April 30, 2015. Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of GIS, served as the sub-adviser to certain RS funds until July 29, 2016. RSFD, a wholly-owned subsidiary of RS Investments, a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, served as the sole distributor of the RS Funds until July 29, 2016.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. The sale of Group 401(k) in-force business has been approved by the Delaware Department of Insurance. There are no deviations between the NAIC and the Department as of December 31, 2016 and 2015. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $66 million and $58 million at December 31, 2016 and 2015 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of investments in subsidiaries (PAS and HSF) of $26 million and $30 million and private equities of $7 million and $2 million as of December 31, 2016 and 2015, respectively.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and reinsurance recoverables.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 5.25%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities*	1.50% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

*	Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement. (See note 1)

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

The Company issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2016 and 2015, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2016 and 2015, the Company had $555 million and $627 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $34 million and $36 million as of December 31, 2016 and 2015, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business (See Note 1 related to changes in Group 401(k) business). The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commisioners’ Annuity Reserve Method) of $216 million and $232 million and fees receivables of $60 million and $55 million as of December 31, 2016 and 2015, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers (from) to separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes and interest maintenance reserve. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

B-53

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2016 and 2015, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.4 million and $0.6 million as of December 31, 2016 and 2015, respectively.

Corrections:

During 2016 and 2015, the Company corrected the 2015 and 2014 income tax receivable, respectively. As such, an adjustment was made to decrease the income tax receivable by $6 million and $5 million, respectively with a charge to surplus.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to current year presentation as reflected in the Statutory Basis Statements of Operations in the revenue section.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of

B-54

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5* NAIC designation as of December 31, 2016 and 2015.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2016 and 2015 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2016		Gains	(Losses)
		(In millions)
U.S. Government	$33	$1	$—	$34
States, Territories and Possessions	6	—	—	6
U.S. Special Revenue	11	1	—	12
Industrial and Miscellaneous	2,803	65	(33)	2,835
Hybrid	2	—	—	2

Total Bonds	$2,855	$67	$(33)	$2,889

Common stocks	$100	$2	$(1)	$101

Total Common Stock	$100	$2	$(1)	$101

B-55

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

	Amortized Cost/Cost	Gross Unrealized		Estimated
December 31, 2015		Gains	(Losses)	Fair Value
		(In millions)
U.S. Government	$73	$1	$—	$74
States, Territories and Possessions	6	—	—	6
U.S. Special Revenue	12	1	—	13
Industrial and Miscellaneous	2,669	39	(71)	2,637
Hybrid	2	—	—	2

Total Bonds	$2,762	$41	$(71)	$2,732

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2016, approximately 1.2% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.8% of the portfolio at December 31, 2016.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2016
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$186	$186
Due after one year through five years	814	823
Due after five years through ten years	638	643
Due after ten years	1,025	1,043
Sinking fund bonds, mortgage-backed securities and asset-backed securities	192	194

Total	$2,855	$2,889

The net change in unrealized capital gain included in surplus for the years ended December 31, 2016 and

2015 are summarized as follows:

	2016	2015
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$7	$13
Common stocks unaffiliated	1	—
Investments in subsidiaries	(3)	—
Tax effect on unrealized capital gains	(3)	(5)

Total change in net unrealized capital gains, net of tax	$2	$8

Proceeds from sales, maturities and paydowns of investments in bonds amounted to $436 million and $344 million in 2016 and 2015, respectively. Gross gains of $3.8 million and $1.8 million and gross losses of $1.2 million and $0.3 million were realized on sales of bonds in 2016 and 2015, respectively. These amounts are pre-tax and pre-IMR.

There were no proceeds from sales of investments in common stocks in 2016. In 2015, proceeds from sales of investments in common stocks amounted to $0.1 million, gross gains of $0.1 million and gross losses $0.1 million were realized on sales of common stocks.

B-56

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2016	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$4	$—	$—	$—	$4	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	2	—	2	—
Industrial and Miscellaneous	841	(23)	138	(10)	979	(33)

Total Bonds	845	(23)	140	(10)	985	(33)
Common stocks	54	(1)	—	—	54	(1)

Total Temporarily Impaired Securities	$899	$(24)	$140	$(10)	$1,039	$(34)

December 31, 2015	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$33	$—	$2	$—	$35	$—
U.S. Special Revenue	2	—	—	—	2	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	1,343	(57)	114	(14)	1,457	(71)

Total Bonds	1,380	(57)	116	(14)	1,496	(71)

Total Temporarily Impaired Securities	$1,380	$(57)	$116	$(14)	$1,496	$(71)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and thirty securities in an unrealized loss position for greater than 12 months with a book value of $150 million and a fair value of $140 million as of December 31, 2016. There were one hundred and three securities in an unrealized loss position for greater than 12 months with a book value of $130 million and a fair value of $116 million as of December 31, 2015.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2016 and December 31, 2015, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2016 or 2015.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Massachusetts ($103 million or 32.94% and $33 million or 10.40%) at December 31, 2016. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Massachusetts ($69 million or 30.61% and $35 million or 15.23%) at December 31, 2015. The Company estimates the fair value of mortgage loans on real estate to be $314 million and $231 million at December 31, 2016 and December 31, 2015, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current

B-57

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.20% and 4.41% originated during 2016. The maximum percentage of any single mortgage loan to the value of the security originated in 2016 was 64.98%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2016 and December 31, 2015.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2016 or December 31, 2015.

The following table set forth the credit quality indicators as of December 31, 2016 and December 31, 2015, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2016
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$40	$15	$—	$—	$—	$—	$55
50% - 59.99%	79	27	14	5	—	—	125
60% - 69.99%	70	7	20	22	—	—	119
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$199	$54	$34	$27	$—	$—	$314

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2015
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$51	$—	$—	$5	$—	$—	$56
50% - 59.99%	42	17	11	5	—	—	75
60% - 69.99%	53	—	16	12	—	—	81
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$156	$22	$27	$22	$—	$—	$227

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

B-58

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2016 and 2015:

December 31, 2016

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$16	$—	$16	n/a	n/a	n/a	$—	no	n/a
HSF	100%	10	—	10	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$26	$—	$26				$—

December 31, 2015

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$20	$—	$20	n/a	n/a	n/a	$—	no	n/a
HSF	100%	10	—	10	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$30	$—	$30				$—

There were no dividends received from PAS and HSF in 2016 or 2015.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2016	2015
	(In millions)
Bonds	$102	$89
Mortgage loans	10	7
Policy loans	7	7
Other	1	—

Total gross investment income	120	103
Less: investment expenses	(7)	(6)

Net investment income	$113	$97

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2016	2015
	(In millions)
Bonds	$3	$1
Derivatives and other	(244)	(74)

Total net realized capital losses	(241)	(73)
Transfer to IMR	(2)	(1)
Capital gain federal income tax expense	1	1

Net realized capital losses, net of tax and transfers to IMR	$(244)	$(75)

B-59

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

As of December 31, 2016, there were no declines in fair value of investments that were considered to be other-than-temporary. There were impairment losses of $1 million for 2015.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2016 and 2015 were $73 million and $45 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liability associated with one of the products that it sells. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

B-60

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Equity index futures are used to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2016
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$5	$—	$—	$(3)	$(33)	$—
Equity index futures	1	—	—	10	(211)	—

Total Derivatives	$6	$—	$—	$7	$(244)	$—

December 31, 2015
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$—	$—	$—	$—	$(29)	$—
Equity index futures	1	—	—	13	(45)	—

Total Derivatives	$1	$—	$—	$13	$(74)	$—

Restricted Assets and Special Deposits:

Total admitted restricted assets of $78 million and $48 million at December 31, 2016 and 2015, respectively were on deposits with states as required by certain insurance laws of $4 million in 2016 and 2015 and pledged as collateral for futures trading of $74 million and $44 million in 2016 and 2016, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.47% and 0.30% of the Company’s total admitted assets at December 31, 2016 and 2015, respectively. There were no non-admitted restricted assets in 2016 and 2015.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2016 and 2015.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the

B-61

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include common stock that is not actively traded, certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information. Instruments held in this category include primarily fixed maturity instruments.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by PAIA, an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2016 and 2015, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2016 and 2015:

December 31, 2016	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$101	$—	$101	$101
Separate accounts assets	11,839	1,332	—	13,171	13,171

Total Assets at Fair Value	$11,839	$1,433	$—	$13,272	$13,272

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Impaired bonds	$—	$—	$1	$1	$1
Separate accounts assets	11,314	1,319	—	12,633	12,633

Total Assets at Fair Value	$11,314	$1,319	$1	$12,634	$12,634

The following table summarize changes to the Company’s financial instrument carried at fair value and classified as level 3 in the fair value hierarchy for the year ended December 31, 2016.

	2016		2015
	NAIC Bonds	Total	NAIC Bonds	Total
	(In millions)
Fair Value, beginning of period	$1	$1	$—	$—
Total gains (losses) (realized or unrealized):
Included in net income	—	—	—	—
Included in surplus	—	—	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—	—	—
Sales	(1)	(1)	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	1	1
Transfers out of Level 3	—	—	—	—

Fair Value, end of period	$—	$—	$1	$1

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2016, the Company transferred no securities into and out of Level 3. The transfers in and out of level 3 were determined by the observable/unobservable inputs used in pricing the securities.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2016 and 2015 were as follows:

2016
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

2015
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

•	Reed Group Ltd

•	GIS Canada Holdings Corp

•	Guardian Abbey LLC

•	STX Healthcare Management Services, Inc.

•	Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2016
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$121	$—	$121
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	121	—	121
Deferred Tax Assets Nonadmitted	64	—	64

Subtotal Net Admitted Deferred Tax Asset	57	—	57
Deferred Tax Liabilities (DTLs)	19	4	23

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$38	$(4)	$34

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2015
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$79	$—	$79
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	79	—	79
Deferred Tax Assets Nonadmitted	56	—	56

Subtotal Net Admitted Deferred Tax Asset	23	—	23
Deferred Tax Liabilities	9	—	9

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$14	$—	$14

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$42	$—	$42
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	42	—	42
Deferred Tax Assets Nonadmitted	8	—	8

Subtotal Net Admitted Deferred Tax Asset	34	—	34
Deferred Tax Liabilities	10	4	14

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$24	$(4)	$20

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes. The Company exceeded the 300% minimum RBC requirement at December 31, 2016 and expects to exceed this minimum during 2017.

Description	December 31, 2016
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	34	—	34
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	39	—	39
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	34
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	23	—	23

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$57	$—	$57

B-65

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2015
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	n/a	n/a	36
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities	9	—	9

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$23	$—	$23

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	20	—	20
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	25	—	25
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	n/a	n/a	(2)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities	14	—	14

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$34	$—	$34

	2016	2015
Ratio Percentage Used To Determine Recovery Period
And Threshold Limitation Amount	613%	799%
Amount Of Adjusted Capital And Surplus Used To Determine
Recovery Period And Threshold Limitation	$256	$267

Impact of Tax Planning Strategies

Description	December 31, 2016
(In millions, except percentages)	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$121	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	28%	0%
(3) Net Admitted Adjusted Gross DTAs	57	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2015
(In millions, except percentages)	Ordinary	Capital
(1) Adjusted Gross DTAs	$79	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	23	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$42	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	10%	0%
(3) Net Admitted Adjusted Gross DTAs	34	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%

All DTL were recognized as of December 31, 2016 and 2015.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2016 and 2015:

Description	2016	2015
	(In millions)
Federal income tax benefit on operating loss	$(43)	$(25)
Prior year underaccrual (overaccrual)	1	(4)
Contingent tax	6	1
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(37)	(29)
Current federal capital gains income tax expense	1	1

Total current federal income tax benefit	$(36)	$(28)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 were as follows:

Description	2016	2015	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$88	$59	$29
Policy acquisition costs	17	20	(3)
Ceding commission—Group 401(k)	16	—	16

Gross ordinary DTAs—(admitted and nonadmitted)	$121	$79	$42

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	64	56	8

Admitted ordinary DTAs	$57	$23	$34

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	2016	2015	Change
	(In millions)
Capital:
Impaired securities	$—	$—	$—

Gross capital DTAs—(admitted and nonadmitted)	$—	$—	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	—	—	—

Total admitted DTAs	$57	$23	$34

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	1	7	(6)
Ceding commission—Group 401(k)	16	—	16

Total Ordinary DTLs	$19	$9	$10

Capital:
Unrealized capital gains	4	—	4

Capital DTL	4	—	4

Total DTL	$23	$9	$14

Net admitted DTAs	$34	$14	$20

The change in net deferred Federal income taxes is comprised of the following:

	2016	2015	Change
Adjusted gross deferred tax assets	$121	$79	$42
Total deferred tax liabilities	23	9	14

Net deferred tax assets	$98	$70	28

Tax effect of unrealized capital gains			3

Change in net deferred federal income tax benefit			$31

Contingent Tax Liabilities:

As of December 31, 2016, the Company had $13 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2016 and 2015, the Company recognized approximately $3 million and $1 million in interest and penalties, respectively. The Company has approximately $10 million and $7 million accrued for payment of interest and penalties as of December 31, 2016 and 2015, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2015, the IRS has completed its

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

examinations for tax years 2009 and 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2011 through 2015 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2016	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$24
Net realized capital losses @ 35%	(85)

Provision calculated at statutory rate	$(61)	35%
Ceding commission—Group 401(k)	10	(6%	)
Dividends received deduction	(21)	12%
Other	1	(1%	)

Subtotal	$(71)	40%
Contingent taxes	6	(3%	)
IRS audit adjustment	2	(1%	)
Deferred tax true-up	2	(1%	)

Total	$(61)	35%

Total current federal income tax benefit	$(36)	21%
Prior period correction	6	(4%	)
Change in net deferred federal income taxes benefit	(31)	18%

Total statutory income tax benefit	$(61)	35%

*	Percentages are based on whole dollars not on rounded millions as shown

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2016, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2016	$—	$1	$1
2015	—	1	1
2014	—	1	1

Total	$—	$3	$3

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded and corresponding assets held by the Company amounted to $3,477 million and $403 million at December 31, 2016 and 2015, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. Under the agreement, Ameritas indemnifies the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing, the Company recognized a gain of $29 million, before tax. In addition, a reinsurance gain of $50 million, before tax was deferred. The $32 million reinsurance gain, net of tax, is included in “Gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus and $18 million is included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations as an offset to the Federal Income tax incurred on the reinsurance gain. The $32 million, net of tax, reinsurance gain will be amortized into earnings as the earnings on 401(k) earnings emerge in the future. When the remaining in-force Group 401(k) contracts are novated to Ameritas, any remaining unamortized deferred reinsurance gain in surplus will be recorded through earnings. For the remaining four months of 2016, $2 million, net of tax of the initial deferred $32 million was amortized from surplus into earnings as Group 401(k) earnings emerged, bringing the unamortized deferred reinsurance gain in surplus to $30 million at December 31, 2016.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2016			2015
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(31)	$(2,274)	$(2,305)	$(33)	$(6)	$(39)
Reserve adjustments on reinsurance ceded	3	1,944	1,947	(27)	—	(27)
Commissions and expense allowances on reinsurance ceded and other income	(20)	6	(14)	4	—	4

Total Revenues	(48)	(324)	(372)	(56)	(6)	(62)

Policyholder and contract benefits	(40)	(254)	(294)	(47)	—	(47)
Increase in aggregate reserves	(12)	(105)	(117)	(20)	(3)	(23)

Total expenses	(52)	(359)	(411)	(67)	(3)	(70)

Net gain (loss) on operations from reinsurance ceded	$4	$35	$39	$11	$(3)	$8

In 2016, there were Modco reinsurance and remitted bonds of $2,175 million and $2 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $138 million and $149 million in 2016 and 2015, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $12 million and $16 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2016 and 2015, respectively.

Investments:

On September 1, 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”). PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2016, approximately $46 million or 0.35% of the Company’s separate account assets under management are invested in affiliated mutual funds that are advised by PAIA.

At December 31, 2015, approximately $2,641 million or 21% of the Company’s separate account assets under management were invested in affiliated mutual funds that were advised by RS Investments and sub-advised by PAIA until July 29, 2016 (see Note 1). Each of these funds had an investment advisory agreement with RS Investments.

Capital:

In 2016 and 2015, the Guardian’s Board of Directors granted an additional $100 million and $50 million of capital to GIAC, respectively. For the years ended December 31, 2016 and 2015, the Company received a total of $100 million and $50 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

The Company made a $5 million capital contribution and a $4 million loan commitment in 2015 to HSF. The full loan commitment balance was repaid from HSF to GIAC on May 29, 2015.

Administrative Services Agreement:

The Company had an administrative services agreement with RSFD and RS Investment that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts until July 29, 2016. Effective July 29, 2016, these service agreements were terminated as a result of sale of the RS Investment. For the years ended December 31, 2016 and 2015, such fee income amounted to $2 million and $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $0 million and $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2016 and 2015, respectively.

Reimbursement Agreement:

Prior to November 5, 2015, the Company had a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement was calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. The Company terminated the reimbursement agreement with GIS on November 5, 2015 in light of the dissolution of GBG. For the year ended December 31, 2015 there were no dividends received by the Company from GBG and no reimbursement by the company and GIS.

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $350 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2016 and 2015, the amount of drawings on the line of credit amounted to $148 million and $105 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $2.2 million and $2.0 million and $0.3 million and $0.2 million in 2016 and 2015, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $180 thousand and $47 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2016 and 2015, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2016, the amount of drawings on the line of credit amounted to $13 million is included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment income of $257 thousand for the twelve months ended December 31, 2016 is included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2016 and 2015, the Company paid commissions to PAS which amounted to $41 million and $61 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2016, no intercompany receivable due to the Company is over 90 days past due.

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2016 and 2015, the Company’s separate accounts statement included legally insulated assets of $13,171 million and $12,633 million, respectively, of which $4 million and $3 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2016 and 2015. Fees and expenses due or accrued to the Company’s general account were $275 million and $287 million as of December 31, 2016 and 2015, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $254 million and $248 million for the years ended December 31, 2016 and 2015, respectively.

The general account of the Company paid $0.1 million and $0 million towards separate accounts guarantees for the years ended December 31, 2016 and 2015, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2016 and 2015 were as follows:

December 31, 2016	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,070	$1,070

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,854	$12,854
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	12,893	12,893

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	215	215

Separate accounts liabilities	$—	$13,168	$13,168

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2015	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,527	$1,527

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,308	$12,308
Market value/not subject to discretionary withdrawals	—	35	35

Total reserves for separate accounts	—	12,343	12,343

Charges for investment management administration and contract guarantees	—	55	55
Accrued expense allowances	—	232	232

Separate accounts liabilities	$—	$12,630	$12,630

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2016	2015
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,070	1,527
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,572)	(1,727)

Net transfers from separate accounts	(502)	(200)

Reconciling Adjustments:
Mortality and expense guarantees—variable	150	152
Administrative fees—variable annuity	108	98
Cost of insurance	15	16

Total adjustments	273	266

Net transfers (from) to separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(229)	$66

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2016 and 2015 were as follows:

December 31, 2016	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$105	$—	$—	$105	1%
At book value less current surrender charge of 5% or more	19	—	—	19	0%
At fair value	—	9,306	3,061	12,367	80%

Total with adjustment or at market value	124	9,306	3,061	12,491	81%
At book value without adjustment (minimal or no charge or adjustment)	997	—	—	997	6%
Not subjected to discretionary withdrawal	1,986	38	—	2,024	13%

Total gross	3,107	9,344	3,061	15,512	100%

Reinsurance ceded	142	—	—	142

Total net	$2,965	$9,344	$3,061	$15,370

December 31, 2015	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$97	$—	$—	$97	1%
At book value less current surrender charge of 5% or more	27	—	—	27	0%
At fair value	—	8,865	2,957	11,822	81%

Total with adjustment or at market value	124	8,865	2,957	11,946	82%
At book value without adjustment (minimal or no charge or adjustment)	1,038	—	—	1,038	7%
Not subjected to discretionary withdrawal	1,598	35	—	1,633	11%

Total gross	2,760	8,900	2,957	14,617	100%

Reinsurance ceded	—	—	—	—

Total net	$2,760	$8,900	$2,957	$14,617

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $78 million and $35 million in 2016 and 2015, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2016, the maximum amount of dividends the Company could pay The Guardian in 2017 without prior approval from the state insurance regulatory authorities was $67 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net loss:

	2016	2015
	(In millions)
Statutory net loss	$(140)	$(24)
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(4)	—
Change in deferred policy acquisition costs	28	24
Future policy benefits	24	(94)
Reinsurance	(21)	(2)
Federal income tax benefit	29	38
Unrealized loss on investments	2	—
Transfer to interest maintenance reserve	2	1
Amortization of interest maintenance reserve	(1)	(1)

Consolidated GAAP net loss	$(81)	$(58)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2016	2015
	(In millions)
Statutory capital and surplus	$260	$260
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	587	565
Elimination of asset valuation reserve	29	21
Future policy benefits	(95)	(95)
Establishment of additional deferred federal income taxes	(4)	6
Unrealized gains (loss) on investments	33	(30)
Separate account accrued expense allowances	(216)	(232)
Other liabilities	(71)	(67)
Other, net	3	—

Consolidated GAAP stockholder’s equity	$526	$428

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 21, 2017, the issuance of the financial statements to be subsequent events requiring disclosure. In January 2017, the Company has made a decision to stop selling its proprietary variable annuity with the guaranteed living benefit (“GLWB”). Effective close of business on February 17, 2017, Guardian Investor II Variable Annuity with GLWB will no longer be available for sale. Additionally, on January 25, 2017, the Company’s Board of Directors approved a $6 million capital contribution from the Company to PAS in order to maintain its minimum capital. This fund was transferred on January 31, 2017.

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2016

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2016	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$837,936
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	101,290,136
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	10,171,481
Real estate	—
Contract loans	7,198,861
Cash, cash equivalents and short-term investments	657,200
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	43,650

Total gross investment income	$120,199,264

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	313,865,226

Total mortgage loans	$313,865,226

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	33,050,702	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2016

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2016	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$354,020,996
Over 1 year through 5 years	906,721,960
Over 5 years through 10 years	689,485,532
Over 10 years through 20 years	225,922,978
Over 20 years	823,216,547

Total by Maturity	$2,999,368,013

Bonds by Class—Statement Value
Class 1	$1,666,183,366
Class 2	1,207,652,503
Class 3	104,269,543
Class 4	19,725,634
Class 5	1,536,967
Class 6	—

Total by Class	$2,999,368,013

Total Bonds Publicly Traded	2,493,814,827
Total Bonds Privately Placed	505,553,186
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	101,085,000	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	67,249,043	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	1,845,535,221	Schedule DB, Part B, Sec. 1
Cash on Deposit	(18,821,850)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	(1,418,413,978)
Credit Life	—
Group Life	21,166,000
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	23,636,250	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	834,177,430
Credit Life	—
Group Life	200,037,000

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2016

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2016	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	143,145,427
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,120,780,911

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	49,472,812

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	—
Dividend Accumulations—Account Balance	—

B-79

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page three of the annual statement.
$3,609,529,485.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Chubb INA Holdings Inc.	Bonds	$31,540,822	0.9%
b.	Anheuser-Busch	Bonds	$30,610,443	0.8%
c.	AT&T Inc.	Bonds	$25,130,711	0.7%
d.	Bank of America Corp.	Bonds	$23,295,081	0.6%
e.	JPMorgan Chase & Co.	Bonds	$23,111,421	0.6%
f.	Goldman Sachs Group Inc.	Bonds	$22,220,095	0.6%
g.	Ford Motor Company	Bonds	$21,784,143	0.6%
h.	Enterprise Products Oper	Bonds	$21,421,583	0.6%
i.	Apple Inc.	Bonds	$21,122,997	0.6%
j.	Home Depot Inc.	Bonds	$20,866,082	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,666,183,366	46.2%	P/RP-1	$—	0.0%
NAIC-2	$1,207,652,503	33.5%	P/RP-2	$—	0.0%
NAIC-3	$104,269,543	2.9%	P/RP-3	$—	0.0%
NAIC-4	$19,725,634	0.5%	P/RP-4	$—	0.0%
NAIC-5	$1,536,967	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$364,973,465	10.1%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$340,908,852	9.4%
Countries rated NAIC-2	$19,064,613	0.5%
Countries rated NAIC-3 or below	$5,000,000	0.1%

B-80

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$114,304,326	3.2%
Country: Netherlands	$55,327,493	1.5%
Countries rated NAIC-2:
Country: Mexico	$19,064,613	0.5%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca PLC	1FE	$16,441,322	0.5%
2.	Shell International Fin	1FE	$12,500,139	0.3%
3.	Rabobank Nederland NY	1FE	$12,076,136	0.3%
4.	Deutsche Bank AG London	2FE	$12,043,668	0.3%
5.	Johnson Controls Intl PL	2FE	$11,476,857	0.3%
6.	BP Capital Markets PLC	1FE	$10,610,482	0.3%
7.	TEVA Pharmaceuticals NE	2FE	$10,183,310	0.3%
8.	Actavis Funding SCS	2FE	$10,031,129	0.3%
9.	Swedbank AB	1FE	$10,020,900	0.3%
10.	Vodafone Group PLC	2FE	$9,449,259	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes {X}    No  {  }

B-81

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$14,666,663	0.4%
b.	Commercial	$10,000,000	0.3%
c.	Commercial	$10,000,000	0.3%
d.	Commercial	$8,960,688	0.2%
e.	Commercial	$7,000,000	0.2%
f.	Commercial	$5,000,000	0.1%
g.	Commercial	$5,000,000	0.1%
h.	Commercial	$5,000,000	0.1%
i.	Commercial	$5,000,000	0.1%
j.	Commercial	$5,000,000	0.1%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$313,865,232	8.7%	$—	0.0%

B-82

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$73,420,000	2.0%	$66,753,400	$75,628,050	$70,103,400
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-83

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2016

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$32,723,486	0.93%	$32,723,486	0.93%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	5,603,343	0.16%	5,603,343	0.16%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	10,254,774	0.29%	10,254,774	0.29%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	10,124	0.00%	10,124	0.00%
Issued or guaranteed by FNMA and FHLMC	101,472	0.00%	101,472	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	130,785,605	3.72%	130,785,605	3.72%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,233,954,540	63.51%	2,233,954,540	63.51%
Unaffiliated non-U.S. securities (including Canada)	441,488,687	12.55%	441,488,687	12.55%
Affiliated securities	—	0.00%	—	0.00%

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2016

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	101,085,000	2.87%	101,085,000	2.87%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	313,865,228	8.92%	313,865,228	8.92%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	81,995,237	2.33%	81,995,237	2.33%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	7,102,084	0.20%	7,102,084	0.20%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	125,624,132	3.57%	125,624,132	3.57%
Other Invested Assets	33,050,702	0.94%	33,050,702	0.94%

Total Invested Assets	$3,517,644,414	100.0%	$3,517,644,414	100.0%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-85

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2016 and 2015, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-86

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2016 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 21, 2017

B-87

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements are included in Part B:

(1)	The Guardian Separate Account D:

Statement of Assets and Liabilities as of December 31, 2016

Statement of Operations for the Year Ended December 31, 2016

Statements of Changes in Net Assets for the Two Years Ended December 31, 2016 and 2015

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2016 and 2015

Statutory Basis Statements of Operations for the Years Ended December 31, 2016 and 2015

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2016 and 2015

Statutory Basis Statements of Cash Flow for the Years Ended December 31, 2016 and 2015

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account D (1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC (3)

(b) Form of GIAC Selling Agreement (3)

4	Specimen of Variable Annuity Contract (1)

5	Form of Application for Variable Annuity Contract (1)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended (1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc. (1)

7	Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America, as amended (1)

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (1)

9	Opinion and Consent of Counsel (1)

10	Consent of PricewaterhouseCoopers LLP (5)

11	Not Applicable

12	Not Applicable

13	(a) Power of Attorney executed by Marc Costantini (2)

(b) Power of Attorney executed by Michael Slipowitz (2)

(c) Power of Attorney executed by Gordon Dinsmore (4)

1.	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 24, 1998.
2.	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 30, 2014.
3.	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 29, 2015.
4.	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 28, 2016.
5.	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 13, 2017.

POSITION with GIAC	Name
Director & President	Gordon Dinsmore
Director	Marc Costantini
Director, Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Executive Vice President and General Counsel	Tracy L. Rich
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Vice President, Product Management	Douglas Dubitsky
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director, Investments; Asset Liability and Equity Portfolio Management	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director	David J. Marmon
Managing Director	David Padulo
Managing Director	Robert A. Reale
Managing Director	John Gargana
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Vice President, Corporate Tax	Bruce P. Chapin
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President & Chief Compliance Officer	Linda Senker
Vice President, Strategic Initiatives & Distribution Support	Robert Chamerda
Vice President, Retirement Product Fund Management	Stuart Carlisle
Vice President, Head of FP&A and Financial Reporting	Kevin Lyons
Vice President, Business Development, Group	Michael Kryza
Vice President, Client Engagement	Kimberly Delaney Geissel
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Retirement Services	Travis Ovitt
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Senior Director	Demetrios Tsaparas
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Private Placements	Timothy Powell
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director, Private Equity Investments	Cheng Wang
Senior Director	Mordechai Shapiro
Senior Director, Investment Operations	James Geocos
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Assistant Controller	James Nemeth
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, GIAC Compliance and Licensing	Tricia P. Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon
Director, Financial Reporting & Sales Support, Retirement Solutions	Sanjay Patel

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2016. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART [1]

The Guardian Life Insurance Company of America (5)
(New York Mutual Insurer)
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) 12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) 8/6/1999
Managed Dental Care (California Corp.) (100% owned) 4/25/1996
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) 6/8/1970
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) 3/18/1996
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) 12/19/2001
Guardian Distributors, LLC (Delaware LLC) (100% owned) 10/14/2011
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) 1/15/1997
Park Avenue Securities LLC (Delaware LLC) (100% owned) 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) 4/16/2014
Family Service Life Insurance Company (Texas Corp.) (100% owned) 6/1/1998
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) 6/1/1998
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) 08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 6/4/2015
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 2/5/2015
Hanover Square Real Estate Management LLC (7) (Delaware LLC) (100% owned) 8/20//2015
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) 10/01/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) 12/11/15
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) 12/11/15
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/16
Victory RS Investors Fund (6) (Delaware Statutory Trust) (16.45% owned) (2) 12/4/2013
Victory Sophus Emerging Markets Small Cap Fund (6) (Delaware Statutory Trust) (39.01% owned) (2) 1/31/2014
Victory RS Global Growth Fund (6) (Delaware Statutory Trust) (46.37% owned)(2) 5/16/2011
Victory High Yield Fund (6) (Delaware Statutory Trust) (50.28% owned) (2) 10/9/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (55.77% owned) (2) 11/23/2009
Victory Sophus China Fund (6) (Delaware Statutory Trust) (94.57% owned)(2) 5/16/2011
Victory Sophus Emerging Markets Fund (6) (Delaware Statutory Trust) (12.47% owned) (2) 12/10/2013

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2016 is 10% or greater.
(2) Calculated as of December 31, 2016.
(3) This entity is a successor to Guardian Investor Services Corporation 1970. See page 8 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
8/6/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
8/6/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
8/6/1999
First Commonwealth Limited Health Service Corporation of Michigan
(Michigan Corp.)
(100% owned)
8/6/1999
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
8/6/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
8/9/2010
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
8/1/2014
Premier Group, Inc.
(California Corp.)
(100% owned)
8/1/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
8/1/2014
Premier Access Administrators
(California Corp.)
(100% owned)
8/1/2014
Blue Hills Dental Plan of Arizona, Inc.
(Arizona Corp)
(100% owned)
8/1/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
8/1/2014
Access Dental Plan
(California Corp.)
(100% owned)
8/1/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
8/1/2014
Avesis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Avesis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avesis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avesis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Avesis of Washington, D.C., Inc.
(Washington, D.C. Corp.)
(100% owned)
01/29/2016

The date GLICOA either directly or indirectly acquired control.

Page 3[1]

- The Guardian Life Insurance Company of America (New York Mutual Life Insurer) 04/10/1860
  - Guardian Shores, LLC (Delaware LLC) (100% owned) ↳ 07/12/2010
    - Shores, LLC (Delaware LLC) (50% owned) ↳ 06/02/2010
  - Guardian Lumiere LLC (Delaware LLC) (100% owned) ↳ 03/18/2016
  - Hanover Goodyear LLC* (Delaware LLC) 100% owned ↳ 02/25/2010
  - Guardian Park Place LLC (Delaware LLC) (100% owned) ↳ 07/12/2011
  - Hanover Acquisition LLC (Delaware LLC) (100% owned) ↳ 07/20/2004
  - Guardian Ledges, LLC (Delaware LLC) 100% owned ↳ 11/04/2008
  - Guardian Quincy, LLC (Delaware LLC) (100% owned) ↳ 12/02/2008
  - Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) ↳ 10/16/2012
  - Guardian Piazza D'Oro (Delaware LLC) 100% owned ↳ 09/12/2013
  - Guardian Cliffside LLC* (Delaware LLC) (60% owned) ↳ 05/04/2010
  - Guardian/ KW NOHO Manager, LLC* (Delaware LLC) (50% owned) ↳ 06/22/2010
  - Guardian Juanita Village, LLC (Delaware LLC) (100% owned) ↳ 10/16/2012
  - Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) ↳ 01/20/2012
  - Hanover Acquisition IV LLC (Delaware LLC) (100% owned) ↳ 05/22/2012
  - Hanover Acquisition II LLC (Delaware LLC) (100% owned) ↳ 12/22/2009
  - 360 S. Acacia Partnership (New York GP) (53% owned) ↳ 11/23/1988
  - Airside Business Park LP (Pennsylvania LP) 25% GLIC owned) ↳ 10/28/1998
  - Guardian Tryon Village LLC (Delaware LLC) (100% owned) ↳ 07/23/2011
  - Broadway Denver LLC* (Delaware LLC) (60% owned) ↳ 03/26/2012
  - Spencer Airport Center Phase IV LLC* (Delaware LLC) (100% owned) ↳ 12/21/1998
  - Spencer Airport Center Phase III, LLC* (Delaware LLC) (100% owned) ↳ 08/05/1998
  - Space Center Apartments, LLC (Delaware LLC) (50% owned) ↳ 11/5/2008
    - SpaceSub Apartments, Ltd. (Texas Ltd) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
    - SpaceSub GP, L.L.C. (Texas LLC) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
  - GH Scottsdale I LLC (Delaware LLC) (50% owned) ↳ 09/05/1997
  - Guardian /KW Hayward Member, LLC * (Delaware LLC) (60% owned) ↳ 04/24/2012
  - G-M Joint Venture (Tennessee GP) (90% owned) ↳ 09/27/1989
  - Spencer Airport Center LLC* (Delaware LLC) (100% owned) ↳ 7/17/1997
  - Guardian Baederwood LLC (Delaware LLC) (100% owned) ↳ 11/15/2016
  - B.A. Ventures, LLC (New York LLC) (50% owned) ↳ 07/02/1997
  - Guardian Forest Creek LLC* (Delaware LLC) (90% owned) ↳ 08/23/2012
  - Guardian Timber Ridge LLC* (Delaware LLC) (90% owned) ↳ 12/14/2011
  - Guardian Hilltop LLC* (Delaware LLC) (100% owned) ↳ 05/24/2011
  - Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) ↳ 05/14/2003
  - GH Warner LLC (Delaware LLC) (50% GLIC owned) ↳ 06/26/1995
  - Guardian/Abbey, LLC (Delaware LLC) (72% owned) ↳ 07/23/2007
    - 400 Columbus Avenue LLC (New York LLC) (100% owned) ↳ 03/01/1995
  - Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
    - Berkshire Acquisition LLC (Delaware LLC) (100% owned) ↳ 09/20/2010
    - Berkshire Acquisition II, LLC (Delaware LLC) (100% owned) ↳ 04/17/2013
  - Guardian Mercury, LLC (Delaware LLC) (100% owned) ↳ 05/12/2009
    - The Mercury Homes, LLC (Delaware LLC) (27% owned) ↳ 04/01/2009
  - Guardian Exchange LLC (Delaware LLC) (100% owned) ↳ 05/05/2016
  - Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) ↳ 01/06/2015
  - Seasons Lynnwood, LLC (Delaware LLC) (100% owned) ↳ 10/31/2014
  - Hanover Suwanee Center LLC (Delaware LLC) (100% owned) ↳ 12/28/2015
  - Guardian Westwood Holdings LLC * [2] (Delaware LLC) (100% owned) ↳ 12/03/2013

---

(1) This chart shows subsidiaries holding primarily real estate assets

(2) See also page 5.

↳ The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

** Investments has not identified exact percentage, but it is greater than 50% and the

Page 4

- Hanover Square Real Estate Management LLC (Delaware LLC) (100% owned) ↳ 8/202015
  - 901 Hawthorne/250 Spring Lake, LLC (Delaware LLC) (60% owned) ↳ 07/27/2006
  - Guardian Park Potomac LLC (Delaware LLC) (100% owned) ↳ 10/3/2013
    - GFP Residential Holdings, LLC (Delaware LLC) (50% indirectly owned by Guardian through Guardian Park Potomac LLC) ↳ 7/17/2013
  - Hanover Square TAP LLC [(1)] (Delaware LLC) (100% owned) ↳ 10/28/15
  - Hanover Square LCP LLC [(2)] (Delaware LLC) (100% owned) ↳ 10/28/15
  - Willowbrook Center Joint Venture (IL GP) (90% GLIC owned) ↳ 02/21/1991
  - Guardian Parkside Commons LLC (Delaware LLC) (100% owned) ↳ 2/18/2004
    - Parkside Commons Apartments LLC (Delaware LLC) (90% indirectly owned by Guardian through Guardian Parkside Commons LLC) ↳ 4/12/2007

---

(1) See pages 5, 6, 7, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 9 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
The Guardian Life Insurance Company of America
(New York Mutual Life Insurer)
4/10/1860
Guardian Campus Holdings LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
↳ 4/2/2013
Guardian Westwood Holdings LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
Campus Drive Land Partners LLC *
(Delaware LLC)
(10% owned by Campus Drive Manager LLC)
(90% owned by Guardian Campus Holdings LLC)
↳ 12/3/2013
Campus Drive Manager LLC *
(Delaware LLC)
(90% owned)
↳ 12/3/2013
Westwood Drive Manager LLC *
(Delaware LLC)
(90% owned)
↳ 12/3/2013
Westwood Drive Land Partners LLC *
(Delaware LLC)
(10% owned by Westwood Drive Manager LLC)
(90% owned by Guardian Westwood Holdings LLC)
↳ 12/3/2013
Campus Drive Springing Member, Inc. *
(Delaware Corp)
(90% owned by Campus Drive Land Partners LLC)
↳ 12/18/2013
Campus Drive Fee Owner LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
Westwood Drive Fee Owner LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
Westwood Drive Springing Member, Inc. *
(Delaware Corp.)
(90% owned by Westwood Drive Land Partners LLC)
↳ 12/3/2013

* Asset sold; entity to be cancelled.

↳ The date GLICOA either directly or indirectly acquired control.

Page 6

Hanover Square TAP LLC (Delaware LLC) 10/28/2015
Guardian Deasil Holdings, LLC (Delaware LLC) (100% owned) ↳12/18/2014
TruAmerica Properties II LLC (Delaware LLC) (40% owned) ↳5/8/2014
Deasil Manager LLC (Delaware LLC) (39.61% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳11/25/2014
Deasil Lender LLC (Delaware LLC) (39.61% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳12/19/2014
Deasil Land Partners LLC (Delaware LLC) 15.35% indirectly owned by Guardian (11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC) ↳11/25/2014
Mediterranean Operator LLC (Delaware LLC) (39.61% indirectly owned by Guardian through Deasil Manager LLC) ↳11/24/2014
Bayridge Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Canyon Crest Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Canyon Ridge Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Colonnade Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Colony Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Forest Park Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Harborview Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Hidden Hills Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Mediterranean Fee Owner LP (Delaware LLP) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/26/2014
Mountain Summit Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Reche Ridge Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Towne Center Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Tuscan Village Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Waterstone Magnolia Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014

↳ The date GLICOA either directly or indirectly acquired control.

Page 7

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015

- **Guardian Ponderosa LLC**
  (Delaware LLC)
  (100% owned)
  ⇘ 5/28/2014

- **Guardian Lowry LLC**
  (Delaware LLC)
  (100% owned)
  ⇘ 5/28/2014

- **TruAmerica Properties II LLC ("TAP II")**
  (Delaware LLC)
  (40% owned)
  ⇘ 5/8/2014

- **Guardian Carriages LLC ***
  (Delaware LLC)
  (100% owned)
  ⇘ 5/28/2014

Monaco Parkway Manager LLC (Delaware LLC)
37% indirectly owned by Guardian through TAP II
(92 % owned by TAP II)
⇘ 5/7/2014

Monaco Parkway Land Partners LLC
(Delaware LLC)
(25% owned by Guardian Lowry LLC; 10% owned by Monaco Parkway Manager LLC)
⇘ 5/7/2014

Monaco Parkway Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Lowry LLC
plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Monaco Parkway Land Partners LLC)
⇘ 5/7/2014

Petrovitsky Road Manager LLC *
(Delaware LLC)
37% indirectly owned by
Guardian through TAP II
(92% owned by TAP II)
⇘ 5/7/2014

Petrovitsky Road Land Partners LLC *
(Delaware LLC)
(25% owned by Guardian Carriages LLC;
10% owned by Petrovitsky Road Manager LLC)
⇘ 5/7/2014

Petrovitsky Road Fee Owner LLC *
(Delaware LLC)
25% indirectly owned by Guardian through
Guardian Carriages LLC plus 3.7% indirectly
owned by Guardian thorough TAP II
(100% owned by Petrovitsky Road Land
Partners LLC)
⇘ 5/7/2014

Galena Way Manager LLC
(Delaware LLC)
37% indirectly owned by
Guardian through TAP II
(92 % owned by TAP II)
⇘ 5/7/2014

Galena Way Land Partners LLC
(Delaware LLC)
25% owned by Guardian Ponderosa LLC; 10% owned by
Galena Way Manager LLC
⇘ 5/7/2014

Galena Way Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Ponderosa LLC plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Galena Way Land Partners LLC)
⇘ 5/7/2014

---

* Asset sold; entity to be cancelled.
⇘ The date GLICOA either directly or indirectly acquired control.

Page 8

- **Guardian Investor Services LLC** (Delaware LLC) (100% owned) ↳ 12/19/2001
  - GIS Credit Opportunities LLC (Delaware LLC) (100% owned) ↳10/01/2015
    - Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳11/10/2015
    - Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳10/28/2016
  - GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ↳ 06/4/2015
  - Reed Acquisitions LLC (Delaware LLC) (100% owned) ↳ 12/11/15
    - Reed Group Management LLC (Connecticut LLC) (100% owned) ↳ 12/31/15
      - Reed Group Claim Services LLC (New York LLC) (100% owned) ↳ 12/31/15
    - Reed Group, Ltd. (Colorado Corp.) (100% owned) ↳ 12/31/2012
  - GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) ↳ 12/11/15
    - Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) ↳ 12/16/15
  - Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ↳11/23/16
  - Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ↳ 02/5/2015
  - GIS DSO Holdings, LLC (Delaware LLC) (100% owned) ↳08/02/16
    - Access Professional Dental Care, LLC (Delaware LLC) (100% owned) ↳ 7/17/2014
    - Access Dental Services, LLC (Delaware LLC) (100% owned) ↳ 5/16/2014
    - STX Healthcare Management Services, Inc. (Delaware Corporation) (100% owned) ↳08/24/16
      - Harbor Discount Plan, LLC (Texas LLC) (100% owned) ↳08/24/16
      - Vital Smiles, Inc. (Alabama Corporation) (100% owned) ↳08/24/16
  - Hanover Square Real Estate Management LLC [(1)] (Delaware LLC) (100% owned) ↳ 08/202015

---

(1) See page 4 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 9

- Hanover Square LCP LLC (Delaware LLC) (100% owned) ↳ 10/28/2015
  - Guardian LCP Commercial I LLC (Delaware LLC) (100% owned) ↳ 04/11/2012
    - LEI LCP-GL Commercial, LLC (Delaware LLC) (75% owned) ↳ 04/12/2012
  - Guardian CapCo, LLC (Delaware LLC) (100% owned) ↳ 06/16/2010
    - Lowe Capital Partners, LLC (Delaware LLC) (80% owned) ↳ 06/28/2010
  - Guardian LEIM, LLC (Delaware LLC.) (100% owned) ↳ 06/16/2010
    - Lowe Enterprises Investment Management, LLC (Delaware LLC) (50% owned) ↳ 08/19/2010
  - Guardian LCP Hospitality I LLC (Delaware LLC) (100% owned) ↳ 06/01/2011
    - LEI LCP-GL, LLC (Delaware LLC) (75% owned) ↳ 04/25/2011
  - Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% owned) ↳ 03/29/2012
    - LEI LCP-GL II, LLC (Delaware LLC) (73% owned) ↳ 03/21/2011
  - Guardian LCP2A, LLC (Delaware LLC) (100% owned) ↳ 09/26/2014
    - Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% owned) ↳ 10/17/2014
  - Guardian LEI Co-Investment, LLC (Delaware LLC) (100% owned) ↳ 09/20/2016
    - LEI Co-Investment, LLC (Delaware LLC) (80% owned) ↳ 09/15/2016
  - Guardian LCP2B, LLC (Delaware LLC) (100% owned) ↳ 12/16/2014
    - Lowe Capital Partners 2B, LLC (Delaware LLC) (50% owned) ↳ 12/24/2014

↳ The date GLICOA either directly or indirectly acquired control.

Page 10

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
↳ 10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
↳ 09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
↳ 4/2/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
↳ 08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
↳ 08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
↳ 10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
↳ 10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 8/26/2015

↳ The date GLICOA either directly or indirectly acquired control.

Page 11

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
TruAmerica Multifamily LLC
(Delaware LLC)
(80% GLIC owned)
04/02/2013
Guardian Mercury-Gemini Holdings LLC
(Delaware LLC)
(100% owned)
08/06/2015
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
05/8/2014
Mercury TA Manager LLC, a Delaware LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Lender LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Land Partners LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian
(11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC)
07/10/2015
Mercury Village Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Hanover Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Township Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Commons Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Constellation Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Windsor Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Gemini Alderwood Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgetop Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgegate Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Wellington Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Bridge Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Boulder Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Settlers Point Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015

The date GLICOA either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2017
Individual (Non-Qualified)	4,266
Individual (Qualified)	7,702

Total	11,968

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts. In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of PAS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of December 15, 2016.

POSITION with PAS	Name
Manager & President	John Palazzetti
Manager, Senior Vice President, Head of Individual Markets Administration and Wealth Management	Christopher Dyrhaug
Manager	Marc Costantini
Manager	Michael N. Ferik
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Wholesale Division	Douglas Dubitsky
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Manager, Senior Vice President, Head of Individual Markets Administration and Wealth Management	Christopher Dyrhaug
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Thomas Cahill
Director, Business Technology Services	Raj Jwaleshan
Second Vice President, Head of Strategic Initiatives	Marianne Caswell
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Robert Chamerda
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management And Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Officer	Charles Barresi, Jr.

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated there under are maintained by GIAC, the depositor, at its Customer Service Office, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account D, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the day of April 28, 2017.

The Guardian Separate Account D
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ GORDON DINSMORE* Gordon Dinsmore (Principal Executive Officer)	President and Director

/s/ ROBERTO C. ECKER Roberto C. Ecker (Principal Financial Officer)	Senior Vice President & Chief Financial Officer

/s/ MARC COSTANTINI*	Director
Marc Costantini

/s/ MICHAEL SLIPOWITZ* Michael Slipowitz	Director & Senior Vice President & Corporate Chief Actuary

By	/s/ RICHARD T. POTTER, JR. Richard T. Potter, Jr.	Date: April 28, 2017
Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to Power of Attorney.

Exhibit Index

Number	Description
10	Consent of PricewaterhouseCoopers LLP